Investment Risks	Jan. 28, 2026
Service Class Shares C000222972 [Member] | THE E-VALUATOR VERY CONSERVATIVE (0%-15%) RMS FUND
Prospectus [Line Items]
Risk [Text Block]

Principal Risks

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s net asset value and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Principal Risks described herein pertain to direct risks of making an investment in the Fund and/or risks of the Underlying Funds.

Market Risk. The prices of securities held by the Fund may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; military conflict; the spread of infectious illness or other public health issue; and currency, interest rate and commodity price fluctuations.

Management Risk. The Fund is subject to management risk. The Adviser’s investment approach may fail to produce the intended results. If the Adviser’s perception of an Underlying Fund’s value is not realized in the expected time frame, the Fund’s overall performance may suffer.

Other Investment Company Risk. The Fund will incur higher and duplicative expenses when it invests in Underlying Funds. There is also the risk that the Fund may suffer losses due to the investment practices of the Underlying Funds. When the Fund invests in an underlying mutual fund or ETF, the Fund will be subject to substantially the same risks as those associated with the direct ownership of securities comprising the Underlying Fund or index on which the ETF or index mutual fund is based and the value of the Fund’s investments will fluctuate in response to the performance and risks of the underlying investments or index. Since the Fund invests in other investment companies that invest in equity securities, risks associated with investments in other investment companies will include stock market risk. In addition to the brokerage costs associated with the fund’s purchase and sale of the underlying securities, ETFs and mutual funds incur fees that are separate from those of the Fund. As a result, the Fund’s shareholders will indirectly bear a proportionate share of the operating expenses of the ETFs and mutual funds, in addition to Fund expenses. Because the Fund is not required to hold shares of Underlying Funds for any minimum period, it may be subject to, and may have to pay, short-term redemption fees imposed by the Underlying Funds. ETFs are subject to additional risks such as the fact that the market price of its shares may trade above or below its net asset value or an active market may not develop. The Fund has no control over the investments and related risks taken by the Underlying Funds in which it invests. The Investment Company Act of 1940 (the “1940 Act”) and the rules and regulations adopted under that statute impose conditions on investment companies which invest in other investment companies, and as a result, the Fund is generally restricted to holding no more than 3% of the outstanding voting shares of any other investment company unless it complies with certain rules.

Closed-End Fund Risk. Closed-end funds may utilize more leverage than other types of investment companies. They can utilize leverage by issuing preferred stocks or debt securities to raise additional capital which can, in turn, be used to buy more securities and leverage its portfolio. Closed-end fund shares may also trade at a discount to their net asset value.

Exchange-Traded Fund Risk. In addition to risks generally associated with investments in investment company securities, ETFs are subject to the following risks that do not apply to traditional mutual funds: (i) an ETF’s shares may trade at a market price that is above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; (iii) the ETF may employ an investment strategy that utilizes high leverage ratios; or (iv) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Inverse and Leveraged ETF Risks. To the extent that the Fund invests in inverse ETFs, the value of the Fund’s investment will decrease when the index underlying the ETF’s benchmark rises, a result that is the opposite from traditional equity or bond funds. The net asset value and market price of leveraged or inverse ETFs are usually more volatile than the value of the tracked index or of other ETFs that do not use leverage. Inverse and leveraged ETFs use investment techniques and financial instruments that may be considered aggressive, including the use of derivative transactions and short selling techniques. Most inverse and leveraged ETFs are designed to achieve their stated objectives on a daily basis. Their performance over long periods of time can differ significantly from the performance or inverse of the performance of the underlying index during the same period of time. This effect can be magnified in volatile markets.

Fixed Income Securities Risk. To the extent the Fund invests in Underlying Funds that invest in fixed income securities, the Fund will be subject to fixed income securities risks. While fixed income securities normally fluctuate less in price than stocks, there have been extended periods of increases in interest rates that have caused significant declines in fixed income securities prices. The values of fixed income securities may be affected by changes in the credit rating or financial condition of their issuers. Generally, the lower the credit rating of a security, the higher the degree of risk as to the payment of interest and return of principal.

Credit Risk. The issuer of a fixed income security may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation.

Change in Rating Risk. If a rating agency gives a debt security a lower rating, the value of the debt security will decline because investors will demand a higher rate of return.

Interest Rate Risk. The value of the Fund may fluctuate based upon changes in interest rates and market conditions. As interest rates increase, the value of the Fund’s income-producing investments may go down. For example, bonds tend to decrease in value when interest rates rise. Debt obligations with longer maturities typically offer higher yields, but are subject to greater price movements as a result of interest rate changes than debt obligations with shorter maturities. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from Fund performance.

Duration Risk. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.

Prepayment Risk. The Fund may invest in Underlying Funds that invest in mortgage- and asset-backed securities, which are subject to fluctuations in yield due to prepayment rates that may be faster or slower than expected.

Income Risk. The Fund’s income could decline due to falling market interest rates. In a falling interest rate environment, the Fund may be required to invest in Underlying Funds that invest their assets in lower-yielding securities. Because interest rates vary, it is impossible to predict the income or yield of the Fund for any particular period.

Portfolio Turnover Risk. The Fund’s investment strategy involves active trading and may result in a high portfolio turnover rate. A high portfolio turnover rate can result in correspondingly greater brokerage commission expenses. A high portfolio turnover may result in the distribution to shareholders of additional capital gains for tax purposes, some of which may be taxable at ordinary income rates. These factors may negatively affect performance.

Index Management Risk. To the extent the Fund invests in an Underlying Fund that is intended to track a target index, it is subject to the risk that the Underlying Fund may track its target index less closely. For example, an adviser to the Underlying Fund may select securities that are not fully representative of the index, and the Underlying Fund’s transaction expenses, and the size and timing of its cash flows, may result in the Underlying Fund’s performance being different than that of its index. Additionally, the Underlying Fund will generally reflect the performance of its target index even when the index does not perform well.

Model and Data Risk. The Adviser uses proprietary quantitative-based models in selecting investments for the Fund. Investments selected using a model may perform differently than expected as a result of the factors used in the model, the weight placed on each factor, changes from the factors’ historical trends, and technical issues in the construction and implementation of the model (including, for example, data problems, problems with data supplied by third parties, software issues, or other types of errors). There is no guarantee that the Adviser’s quantitative-based models will perform as expected or result in effective investment decisions for the Fund.

Short Sale Risk. The Fund may engage in short sales. The larger a Fund’s short position, the greater the potential for gain and loss. If a security sold short increases in price, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss, which can be unlimited. To borrow the security, the Fund also may be required to pay a premium, which could increase the cost of the security sold short. In addition, because a Fund’s loss on a short sale arises from increases in the value of the security sold short, such loss is theoretically unlimited.

Equity Risk. To the extent the Fund invests in Underlying Funds that invest in equity securities, it is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of an Underlying Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility.

Dividend-Paying Securities Risk. To the extent the Fund invests in Underlying Funds that invest in dividend-paying securities it will be subject to certain risks. The company issuing such securities may fail and have to decrease or eliminate its dividend. In such an event, an Underlying Fund, and in turn the Fund, may not only lose the dividend payout but the stock price of the company may fall.

Passive Investment Risk. The “Core” portion of the Fund’s investment philosophy is devoted to passive management. As such, it invests in Underlying Funds whose securities are representative of a certain benchmark or index regardless of investment merit. Within the “Core” component of the Fund’s portfolio, the Fund does not attempt to outperform its benchmark or index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to its benchmark or index.

Volatility Risk. Equity securities tend to be more volatile than other investment choices. The value of an individual Underlying Fund can be more volatile than the market as a whole. This volatility affects the value of the Fund’s shares.

High-Yield Securities (“Junk Bond”) Risk. To the extent that the Fund invests in Underlying Funds that invest in high-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”), the Fund may be subject to greater levels of interest rate and credit risk than funds that do not invest in such securities. Junk bonds are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Underlying Fund’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, an investor may lose its entire investment, which will affect the Fund’s return.

Industry or Sector Focus Risk. To the extent the Underlying Funds in which the Fund invests focus their investments in a particular industry or sector, the Fund’s shares may be more volatile and fluctuate more than shares of a fund investing in a broader range of securities.

Derivatives Risk. Underlying Funds in the Fund’s portfolio may use derivative instruments such as put and call options on stocks and stock indices, and index futures contracts and options thereon. There is no guarantee such strategies will work. The value of derivatives may rise or fall more rapidly than other investments. For some derivatives, it is possible to lose more than the amount invested in the derivative. Other risks of investments in derivatives include imperfect correlation between the value of these instruments and the underlying assets; risks of default by the other party to the derivative transactions; risks that the transactions may result in losses that offset gains in portfolio positions; and risks that the derivative transactions may not be liquid. While futures contracts are generally liquid instruments, under certain market conditions they may become illiquid. As a result, the Underlying Fund may not be able to close out a position in a futures contract at a time that is advantageous. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Underlying Fund’s initial investment in such contracts. The Underlying Fund’s use of derivatives may magnify losses for it and the Fund.

If the Underlying Fund is not successful in employing such instruments in managing its portfolio, its performance will be worse than if it did not invest in such instruments. Successful use by an Underlying Fund of options on stock indices, index futures contracts (and options thereon) will be subject to its ability to correctly predict movements in the direction of the securities generally or of a particular market segment. In addition, Underlying Funds will pay commissions and other costs in connection with such investments, which may increase the Fund’s expenses and reduce the return. In utilizing certain derivatives, an Underlying Fund’s losses are potentially unlimited. Derivative instruments may also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses.

Underlying Funds in which the Fund invests may use derivatives to seek to manage the risks described below.

Interest rate risk. This is the risk that the market value of bonds owned by the Underlying Funds will fluctuate as interest rates go up and down.

Yield curve risk. This is the risk that there is an adverse shift in market interest rates of fixed income investments held by the Underlying Funds. The risk is associated with either flattening or steepening of the yield curve, which is a result of changing yields among comparable bonds with different maturities. If the yield curve flattens, then the yield spread between long- and short-term interest rates narrows and the price of a bond will change. If the curve steepens, then the spread between the long- and short-term interest rates increases which means long-term bond prices decrease relative to short-term bond prices.

Prepayment risk. This is the risk that the issuers of bonds owned by the Underlying Funds will prepay them at a time when interest rates have declined, any proceeds may have to be invested in bonds with lower interest rates, which can reduce the returns.

Liquidity risk. This is the risk that assets held by the Underlying Funds may not be liquid.

Credit risk. This is the risk that an issuer of a bond held by the Underlying Funds may default.

Market risk. This is the risk that the value of a security or portfolio of securities will change in value due to a change in general market sentiment or market expectations.

Inflation risk. This is the risk that the value of assets or income will decrease as inflation shrinks the purchasing power of a particular currency.

Commodity Risk. Investing in commodities may subject an Underlying Fund to greater volatility than investments in traditional securities. The commodities markets have experienced periods of extreme volatility and future market conditions may result in rapid and substantial valuation increases and decreases. The value of commodities and commodity contracts may be affected by a variety of factors, including global supply and demand, changes in interest rates, commodity index volatility, and factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargos, government regulation, tariffs and taxes, world events and economic, political and regulatory developments. Certain commodities or natural resources may be produced in a limited number of countries and may be controlled by a small number of producers. Political, economic and supply-related events in such countries could have a significant impact on the value of such commodities.

RIC Qualification Risk. To qualify for treatment as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”), the Fund must meet certain income source, asset diversification and annual distribution requirements. Among other means of not satisfying the qualifications to be treated as a RIC, the Fund’s investments in certain ETFs that invest in or hold physical commodities could cause the Fund to fail the income source component of the RIC requirements. If, in any year, the Fund fails to qualify as a RIC for any reason and does not use a “cure” provision, the Fund would be taxed as an ordinary corporation and would become (or remain) subject to corporate income tax. The resulting corporate taxes could substantially reduce the Fund’s net assets, the amount of income available for distribution and the amount of distributions.

Service Class Shares C000222968 [Member] | THE E-VALUATOR CONSERVATIVE (15%-30%) RMS FUND
Prospectus [Line Items]
Risk [Text Block]

Principal Risks

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s net asset value and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Principal Risks described herein pertain to direct risks of making an investment in the Fund and/or risks of the Underlying Funds.

Market Risk. The prices of securities held by the Fund may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; military conflict; the spread of infectious illness or other public health issue; and currency, interest rate and commodity price fluctuations.

Management Risk. The Fund is subject to management risk. The Adviser’s investment approach may fail to produce the intended results. If the Adviser’s perception of an Underlying Fund’s value is not realized in the expected time frame, the Fund’s overall performance may suffer.

Growth Risk. If an Underlying Fund adviser’s perceptions of a company’s growth potential are wrong, the securities purchased by that Underlying Fund (and in turn the Fund) may not perform as expected reducing the Underlying Fund’s and the Fund’s return.

Other Investment Company Risk. The Fund will incur higher and duplicative expenses when it invests in Underlying Funds. There is also the risk that the Fund may suffer losses due to the investment practices of the Underlying Funds. When the Fund invests in an underlying mutual fund or ETF, the Fund will be subject to substantially the same risks as those associated with the direct ownership of securities comprising the Underlying Fund or index on which the ETF or index mutual fund is based and the value of the Fund’s investments will fluctuate in response to the performance and risks of the underlying investments or index. Since the Fund invests in other investment companies that invest in equity securities, risks associated with investments in other investment companies will include stock market risk. In addition to the brokerage costs associated with the fund’s purchase and sale of the underlying securities, ETFs and mutual funds incur fees that are separate from those of the Fund. As a result, the Fund’s shareholders will indirectly bear a proportionate share of the operating expenses of the ETFs and mutual funds, in addition to Fund expenses. Because the Fund is not required to hold shares of Underlying Funds for any minimum period, it may be subject to, and may have to pay, short-term redemption fees imposed by the Underlying Funds. ETFs are subject to additional risks such as the fact that the market price of its shares may trade above or below its net asset value or an active market may not develop. The Fund has no control over the investments and related risks taken by the Underlying Funds in which it invests. The Investment Company Act of 1940 (“1940 Act”) and the rules and regulations adopted under that statute impose conditions on investment companies which invest in other investment companies, and as a result, the Fund is generally restricted to holding no more than 3% of the outstanding voting shares of such other investment company unless it complies with certain rules.

Closed-End Fund Risk. Closed-end funds may utilize more leverage than other types of investment companies. They can utilize leverage by issuing preferred stocks or debt securities to raise additional capital which can, in turn, be used to buy more securities and leverage its portfolio. Closed-end fund shares may also trade at a discount to their net asset value.

Exchange-Traded Fund Risk. In addition to risks generally associated with investments in investment company securities, ETFs are subject to the following risks that do not apply to traditional mutual funds: (i) an ETF’s shares may trade at a market price that is above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; (iii) the ETF may employ an investment strategy that utilizes high leverage ratios; or (iv) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Inverse and Leveraged ETF Risks. To the extent that the Fund invests in inverse ETFs, the value of the Fund’s investment will decrease when the index underlying the ETF’s benchmark rises, a result that is the opposite from traditional equity or bond funds. The net asset value and market price of leveraged or inverse ETFs are usually more volatile than the value of the tracked index or of other ETFs that do not use leverage. Inverse and leveraged ETFs use investment techniques and financial instruments that may be considered aggressive, including the use of derivative transactions and short selling techniques. Most inverse and leveraged ETFs are designed to achieve their stated objectives on a daily basis. Their performance over long periods of time can differ significantly from the performance or inverse of the performance of the underlying index during the same period of time. This effect can be magnified in volatile markets.

Fixed Income Securities Risk. To the extent the Fund invests in Underlying Funds that invest in fixed income securities, the Fund will be subject to fixed income securities risks. While fixed income securities normally fluctuate less in price than stocks, there have been extended periods of increases in interest rates that have caused significant declines in fixed income securities prices. The values of fixed income securities may be affected by changes in the credit rating or financial condition of their issuers. Generally, the lower the credit rating of a security, the higher the degree of risk as to the payment of interest and return of principal.

Credit Risk. The issuer of a fixed income security may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation.

Change in Rating Risk. If a rating agency gives a debt security a lower rating, the value of the debt security will decline because investors will demand a higher rate of return.

Interest Rate Risk. The value of the Fund may fluctuate based upon changes in interest rates and market conditions. As interest rates increase, the value of the Fund’s income-producing investments may go down. For example, bonds tend to decrease in value when interest rates rise. Debt obligations with longer maturities typically offer higher yields, but are subject to greater price movements as a result of interest rate changes than debt obligations with shorter maturities. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from Fund performance.

Duration Risk. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.

Prepayment Risk. The Fund may invest in Underlying Funds that invest in mortgage- and asset-backed securities, which are subject to fluctuations in yield due to prepayment rates that may be faster or slower than expected.

Income Risk. The Fund’s income could decline due to falling market interest rates. In a falling interest rate environment, the Fund may be required to invest in Underlying Funds that invest their assets in lower-yielding securities. Because interest rates vary, it is impossible to predict the income or yield of the Fund for any particular period.

Portfolio Turnover Risk. The Fund’s investment strategy involves active trading and may result in a high portfolio turnover rate. A high portfolio turnover rate can result in correspondingly greater brokerage commission expenses. A high portfolio turnover may result in the distribution to shareholders of additional capital gains for tax purposes, some of which may be taxable at ordinary income rates. These factors may negatively affect performance.

Index Management Risk. To the extent the Fund invests in an Underlying Fund that is intended to track a target index, it is subject to the risk that the Underlying Fund may track its target index less closely. For example, an adviser to the Underlying Fund may select securities that are not fully representative of the index, and the Underlying Fund’s transaction expenses, and the size and timing of its cash flows, may result in the Underlying Fund’s performance being different than that of its index. Additionally, the Underlying Fund will generally reflect the performance of its target index even when the index does not perform well.

Model and Data Risk. The Adviser uses proprietary quantitative-based models in selecting investments for the Fund. Investments selected using a model may perform differently than expected as a result of the factors used in the model, the weight placed on each factor, changes from the factors’ historical trends, and technical issues in the construction and implementation of the model (including, for example, data problems, problems with data supplied by third parties, software issues, or other types of errors). There is no guarantee that the Adviser’s quantitative-based models will perform as expected or result in effective investment decisions for the Fund.

Short Sale Risk. The Fund may engage in short sales. The larger a Fund’s short position, the greater the potential for gain and loss. If a security sold short increases in price, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss, which can be unlimited. To borrow the security, the Fund also may be required to pay a premium, which could increase the cost of the security sold short. In addition, because a Fund’s loss on a short sale arises from increases in the value of the security sold short, such loss is theoretically unlimited.

Equity Risk. To the extent the Fund invests in Underlying Funds that invest in equity securities, it is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of an Underlying Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility.

Dividend-Paying Securities Risk. To the extent the Fund invests in Underlying Funds that invest in dividend-paying securities it will be subject to certain risks. The company issuing such securities may fail and have to decrease or eliminate its dividend. In such an event, an Underlying Fund, and in turn the Fund, may not only lose the dividend payout but the stock price of the company may fall.

Small- and Mid-Cap Risk. To the extent the Fund invests in Underlying Funds that invest in small- and mid-capitalization companies, the Fund will be subject to additional risks. Smaller companies may experience greater volatility, higher failure rates, more limited markets, product lines, financial resources, and less management experience than larger companies. Smaller companies may also have a lower trading volume, which may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies.

Passive Investment Risk. The “Core” portion of the Fund’s investment philosophy is devoted to passive management. As such, it invests in Underlying Funds whose securities are representative of a certain benchmark or index regardless of investment merit. Within the “Core” component of the Fund’s portfolio, the Fund does not attempt to outperform its benchmark or index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to its benchmark or index.

Volatility Risk. Equity securities tend to be more volatile than other investment choices. The value of an individual Underlying Fund can be more volatile than the market as a whole. This volatility affects the value of the Fund’s shares.

Foreign Securities Risk. Underlying Funds in the Fund’s portfolio may invest in foreign securities. Foreign securities are subject to additional risks not typically associated with investments in domestic securities. These risks may include, among others, currency risk, country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), different trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility.

Emerging Markets Securities Risk. To the extent that Underlying Funds invest in issuers located in emerging markets, foreign securities risk may be heightened by political changes, changes in taxation, or currency controls that could adversely affect the values of these investments. Emerging markets have been more volatile than the markets of developed countries with more mature economies.

High-Yield Securities (“Junk Bond”) Risk. To the extent that the Fund invests in Underlying Funds that invest in high-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”), the Fund may be subject to greater levels of interest rate and credit risk than funds that do not invest in such securities. Junk bonds are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Underlying Fund’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, an investor may lose its entire investment, which will affect the Fund’s return.

Industry or Sector Focus Risk. To the extent the Underlying Funds in which the Fund invests focus their investments in a particular industry or sector, the Fund’s shares may be more volatile and fluctuate more than shares of a fund investing in a broader range of securities. One reason for dedicating assets to a specific industry or sector is to capitalize on performance momentum due to significant changes in market conditions, economic conditions, geopolitical conditions, etc. Another reason for dedicating assets to a specific industry or sector would be to reduce downside exposure to significant changes in conditions such as market, economic or geopolitical.

Derivatives Risk. Underlying Funds in the Fund’s portfolio may use derivative instruments such as put and call options on stocks and stock indices, and index futures contracts and options thereon. There is no guarantee such strategies will work. The value of derivatives may rise or fall more rapidly than other investments. For some derivatives, it is possible to lose more than the amount invested in the derivative. Other risks of investments in derivatives include imperfect correlation between the value of these instruments and the underlying assets; risks of default by the other party to the derivative transactions; risks that the transactions may result in losses that offset gains in portfolio positions; and risks that the derivative transactions may not be liquid. While futures contracts are generally liquid instruments, under certain market conditions they may become illiquid. As a result, the Underlying Fund, may not be able to close out a position in a futures contract at a time that is advantageous. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Underlying Fund’s initial investment in such contracts. The Underlying Fund’s use of derivatives may magnify losses for it and the Fund.

If the Underlying Fund is not successful in employing such instruments in managing its portfolio, its performance will be worse than if it did not invest in such instruments. Successful use by an Underlying Fund of options on stock indices, index futures contracts (and options thereon) will be subject to its ability to correctly predict movements in the direction of the securities generally or of a particular market segment. In addition, Underlying Funds will pay commissions and other costs in connection with such investments, which may increase the Fund’s expenses and reduce the return. In utilizing certain derivatives, an Underlying Fund’s losses are potentially unlimited. Derivative instruments may also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses.

Underlying Funds in which the Fund invests may use derivatives to seek to manage the risks described below.

Interest rate risk. This is the risk that the market value of bonds owned by the Underlying Funds will fluctuate as interest rates go up and down.

Yield curve risk. This is the risk that there is an adverse shift in market interest rates of fixed income investments held by the Underlying Funds. The risk is associated with either flattening or steepening of the yield curve, which is a result of changing yields among comparable bonds with different maturities. If the yield curve flattens, then the yield spread between long- and short-term interest rates narrows and the price of a bond will change. If the curve steepens, then the spread between the long- and short-term interest rates increases which means long-term bond prices decrease relative to short-term bond prices.

Prepayment risk. This is the risk that the issuers of bonds owned by the Underlying Funds will prepay them at a time when interest rates have declined, any proceeds may have to be invested in bonds with lower interest rates, which can reduce the returns.

Liquidity risk. This is the risk that assets held by the Underlying Funds may not be liquid.

Credit risk. This is the risk that an issuer of a bond held by the Underlying Funds may default.

Market risk. This is the risk that the value of a security or portfolio of securities will change in value due to a change in general market sentiment or market expectations.

Inflation risk. This is the risk that the value of assets or income will decrease as inflation shrinks the purchasing power of a particular currency.

Commodity Risk. Investing in commodities may subject an Underlying Fund to greater volatility than investments in traditional securities. The commodities markets have experienced periods of extreme volatility and future market conditions may result in rapid and substantial valuation increases and decreases. The value of commodities and commodity contracts may be affected by a variety of factors, including global supply and demand, changes in interest rates, commodity index volatility, and factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargos, government regulation, tariffs and taxes, world events and economic, political and regulatory developments. Certain commodities or natural resources may be produced in a limited number of countries and may be controlled by a small number of producers. Political, economic and supply-related events in such countries could have a significant impact on the value of such commodities.

RIC Qualification Risk. To qualify for treatment as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”), the Fund must meet certain income source, asset diversification and annual distribution requirements. Among other means of not satisfying the qualifications to be treated as a RIC, the Fund’s investments in certain ETFs that invest in or hold physical commodities could cause the Fund to fail the income source component of the RIC requirements. If, in any year, the Fund fails to qualify as a RIC for any reason and does not use a “cure” provision, the Fund would be taxed as an ordinary corporation and would become (or remain) subject to corporate income tax. The resulting corporate taxes could substantially reduce the Fund’s net assets, the amount of income available for distribution and the amount of distributions.

Service Class Shares C000222969 [Member] | THE E-VALUATOR CONSERVATIVE/MODERATE (30%-50%) RMS FUND
Prospectus [Line Items]
Risk [Text Block]

Principal Risks

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s net asset value and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Principal Risks described herein pertain to direct risks of making an investment in the Fund and/or risks of the Underlying Funds.

Market Risk. The prices of securities held by the Fund may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; military conflict; the spread of infectious illness or other public health issue; and currency, interest rate and commodity price fluctuations.

Management Risk. The Fund is subject to management risk. The Adviser’s investment approach may fail to produce the intended results. If the Adviser’s perception of an Underlying Fund’s value is not realized in the expected time frame, the Fund’s overall performance may suffer.

Growth Risk. If an Underlying Fund adviser’s perceptions of a company’s growth potential are wrong, the securities purchased by that Underlying Fund (and in turn the Fund) may not perform as expected reducing the Underlying Fund’s and the Fund’s return.

Other Investment Company Risk. The Fund will incur higher and duplicative expenses when it invests in Underlying Funds. There is also the risk that the Fund may suffer losses due to the investment practices of the Underlying Funds. When the Fund invests in an underlying mutual fund or ETF, the Fund will be subject to substantially the same risks as those associated with the direct ownership of securities comprising the Underlying Fund or index on which the ETF or index mutual fund is based and the value of the Fund’s investments will fluctuate in response to the performance and risks of the underlying investments or index. Since the Fund invests in other investment companies that invest in equity securities, risks associated with investments in other investment companies will include stock market risk. In addition to the brokerage costs associated with the fund’s purchase and sale of the underlying securities, ETFs and mutual funds incur fees that are separate from those of the Fund. As a result, the Fund’s shareholders will indirectly bear a proportionate share of the operating expenses of the ETFs and mutual funds, in addition to Fund expenses. Because the Fund is not required to hold shares of Underlying Funds for any minimum period, it may be subject to, and may have to pay, short-term redemption fees imposed by the Underlying Funds. ETFs are subject to additional risks such as the fact that the market price of its shares may trade above or below its net asset value or an active market may not develop. The Fund has no control over the investments and related risks taken by the Underlying Funds in which it invests. The Investment Company Act of 1940 (the “1940 Act”) and the rules and regulations adopted under that statute impose conditions on investment companies which invest in other investment companies, and as a result, the Fund is generally restricted to holding no more than 3% of the outstanding voting shares of any other investment company unless it complies with certain rules.

Closed-End Fund Risk. Closed-end funds may utilize more leverage than other types of investment companies. They can utilize leverage by issuing preferred stocks or debt securities to raise additional capital which can, in turn, be used to buy more securities and leverage its portfolio. Closed-end fund shares may also trade at a discount to their net asset value.

Exchange-Traded Fund Risk. In addition to risks generally associated with investments in investment company securities, ETFs are subject to the following risks that do not apply to traditional mutual funds: (i) an ETF’s shares may trade at a market price that is above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; (iii) the ETF may employ an investment strategy that utilizes high leverage ratios; or (iv) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Inverse and Leveraged ETF Risks. To the extent that the Fund invests in inverse ETFs, the value of the Fund’s investment will decrease when the index underlying the ETF’s benchmark rises, a result that is the opposite from traditional equity or bond funds. The net asset value and market price of leveraged or inverse ETFs are usually more volatile than the value of the tracked index or of other ETFs that do not use leverage. Inverse and leveraged ETFs use investment techniques and financial instruments that may be considered aggressive, including the use of derivative transactions and short selling techniques. Most inverse and leveraged ETFs are designed to achieve their stated objectives on a daily basis. Their performance over long periods of time can differ significantly from the performance or inverse of the performance of the underlying index during the same period of time. This effect can be magnified in volatile markets.

Fixed Income Securities Risk. To the extent the Fund invests in Underlying Funds that invest in fixed income securities, the Fund will be subject to fixed income securities risks. While fixed income securities normally fluctuate less in price than stocks, there have been extended periods of increases in interest rates that have caused significant declines in fixed income securities prices. The values of fixed income securities may be affected by changes in the credit rating or financial condition of their issuers. Generally, the lower the credit rating of a security, the higher the degree of risk as to the payment of interest and return of principal.

Credit Risk. The issuer of a fixed income security may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation.

Change in Rating Risk. If a rating agency gives a debt security a lower rating, the value of the debt security will decline because investors will demand a higher rate of return.

Interest Rate Risk. The value of the Fund may fluctuate based upon changes in interest rates and market conditions. As interest rates increase, the value of the Fund’s income-producing investments may go down. For example, bonds tend to decrease in value when interest rates rise. Debt obligations with longer maturities typically offer higher yields, but are subject to greater price movements as a result of interest rate changes than debt obligations with shorter maturities. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from Fund performance.

Duration Risk. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.

Prepayment Risk. The Fund may invest in Underlying Funds that invest in mortgage- and asset-backed securities, which are subject to fluctuations in yield due to prepayment rates that may be faster or slower than expected.

Income Risk. The Fund’s income could decline due to falling market interest rates. In a falling interest rate environment, the Fund may be required to invest in Underlying Funds that invest their assets in lower-yielding securities. Because interest rates vary, it is impossible to predict the income or yield of the Fund for any particular period.

Portfolio Turnover Risk. The Fund’s investment strategy involves active trading and may result in a high portfolio turnover rate. A high portfolio turnover rate can result in correspondingly greater brokerage commission expenses. A high portfolio turnover may result in the distribution to shareholders of additional capital gains for tax purposes, some of which may be taxable at ordinary income rates. These factors may negatively affect performance.

Index Management Risk. To the extent the Fund invests in an Underlying Fund that is intended to track a target index, it is subject to the risk that the Underlying Fund may track its target index less closely. For example, an adviser to the Underlying Fund may select securities that are not fully representative of the index, and the Underlying Fund’s transaction expenses, and the size and timing of its cash flows, may result in the Underlying Fund’s performance being different than that of its index. Additionally, the Underlying Fund will generally reflect the performance of its target index even when the index does not perform well.

Model and Data Risk. The Adviser uses proprietary quantitative-based models in selecting investments for the Fund. Investments selected using a model may perform differently than expected as a result of the factors used in the model, the weight placed on each factor, changes from the factors’ historical trends, and technical issues in the construction and implementation of the model (including, for example, data problems, problems with data supplied by third parties, software issues, or other types of errors). There is no guarantee that the Adviser’s quantitative-based models will perform as expected or result in effective investment decisions for the Fund.

Short Sale Risk. The Fund may engage in short sales. The larger a Fund’s short position, the greater the potential for gain and loss. If a security sold short increases in price, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss, which can be unlimited. To borrow the security, the Fund also may be required to pay a premium, which could increase the cost of the security sold short. In addition, because a Fund’s loss on a short sale arises from increases in the value of the security sold short, such loss is theoretically unlimited.

Equity Risk. To the extent the Fund invests in Underlying Funds that invest in equity securities, it is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of an Underlying Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility.

Dividend-Paying Securities Risk. To the extent the Fund invests in Underlying Funds that invest in dividend-paying securities it will be subject to certain risks. The company issuing such securities may fail and have to decrease or eliminate its dividend. In such an event, an Underlying Fund, and in turn the Fund, may not only lose the dividend payout but the stock price of the company may fall.

Small- and Mid-Cap Risk. To the extent the Fund invests in Underlying Funds that invest in small- and mid-capitalization companies, the Fund will be subject to additional risks. Smaller companies may experience greater volatility, higher failure rates, more limited markets, product lines, financial resources, and less management experience than larger companies. Smaller companies may also have a lower trading volume, which may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies.

Passive Investment Risk. The “Core” portion of the Fund’s investment philosophy is devoted to passive management. As such, it invests in Underlying Funds whose securities are representative of a certain benchmark or index regardless of investment merit. The Fund does not attempt to outperform its benchmark or index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to its benchmark or index.

Volatility Risk. Equity securities tend to be more volatile than other investment choices. The value of an individual Underlying Fund can be more volatile than the market as a whole. This volatility affects the value of the Fund’s shares.

Foreign Securities Risk. Underlying Funds in the Fund’s portfolio may invest in foreign securities. Foreign securities are subject to additional risks not typically associated with investments in domestic securities. These risks may include, among others, currency risk, country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), different trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility.

Emerging Markets Securities Risk. To the extent that Underlying Funds invest in issuers located in emerging markets, foreign securities risk may be heightened by political changes, changes in taxation, or currency controls that could adversely affect the values of these investments. Emerging markets have been more volatile than the markets of developed countries with more mature economies.

High-Yield Securities (“Junk Bond”) Risk. To the extent that the Fund invests in Underlying Funds that invest in high-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”), the Fund may be subject to greater levels of interest rate and credit risk than funds that do not invest in such securities. Junk bonds are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Underlying Fund’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, an investor may lose its entire investment, which will affect the Fund’s return.

Industry or Sector Focus Risk. To the extent the Underlying Funds in which the Fund invests focus their investments in a particular industry or sector, the Fund’s shares may be more volatile and fluctuate more than shares of a fund investing in a broader range of securities. One reason for dedicating assets to a specific industry or sector is to capitalize on performance momentum due to significant changes in market conditions, economic conditions, geopolitical conditions, etc. Another reason for dedicating assets to a specific industry or sector would be to reduce downside exposure due to a significant change in market conditions, economic conditions, geopolitical conditions, etc.

Derivatives Risk. Underlying Funds in the Fund’s portfolio may use derivative instruments such as put and call options on stocks and stock indices, and index futures contracts and options thereon. There is no guarantee such strategies will work. The value of derivatives may rise or fall more rapidly than other investments. For some derivatives, it is possible to lose more than the amount invested in the derivative. Other risks of investments in derivatives include imperfect correlation between the value of these instruments and the underlying assets; risks of default by the other party to the derivative transactions; risks that the transactions may result in losses that offset gains in portfolio positions; and risks that the derivative transactions may not be liquid. While futures contracts are generally liquid instruments, under certain market conditions they may become illiquid. As a result, the Underlying Fund, may not be able to close out a position in a futures contract at a time that is advantageous. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Underlying Fund’s initial investment in such contracts. The Underlying Fund’s use of derivatives may magnify losses for it and the Fund.

If the Underlying Fund is not successful in employing such instruments in managing its portfolio, its performance will be worse than if it did not invest in such instruments. Successful use by an Underlying fund of options on stock indices, index futures contracts (and options thereon) will be subject to its ability to correctly predict movements in the direction of the securities generally or of a particular market segment. In addition, Underlying Funds will pay commissions and other costs in connection with such investments, which may increase the Fund’s expenses and reduce the return. In utilizing certain derivatives, an Underlying Fund’s losses are potentially unlimited. Derivative instruments may also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses.

Underlying Funds in which the Fund invests may use derivatives to seek to manage the risks described below.

Interest rate risk. This is the risk that the market value of bonds owned by the Underlying Funds will fluctuate as interest rates go up and down.

Yield curve risk. This is the risk that there is an adverse shift in market interest rates of fixed income investments held by the Underlying Funds. The risk is associated with either flattening or steepening of the yield curve, which is a result of changing yields among comparable bonds with different maturities. If the yield curve flattens, then the yield spread between long- and short-term interest rates narrows and the price of a bond will change. If the curve steepens, then the spread between the long- and short-term interest rates increases which means long-term bond prices decrease relative to short-term bond prices.

Prepayment risk. This is the risk that the issuers of bonds owned by the Underlying Funds will prepay them at a time when interest rates have declined, any proceeds may have to be invested in bonds with lower interest rates, which can reduce the returns.

Liquidity risk. This is the risk that assets held by the Underlying Funds may not be liquid.

Credit risk. This is the risk that an issuer of a bond held by the Underlying Funds may default.

Market risk. This is the risk that the value of a security or portfolio of securities will change in value due to a change in general market sentiment or market expectations.

Inflation risk. This is the risk that the value of assets or income will decrease as inflation shrinks the purchasing power of a particular currency.

Commodity Risk. Investing in commodities may subject an Underlying Fund to greater volatility than investments in traditional securities. The commodities markets have experienced periods of extreme volatility and future market conditions may result in rapid and substantial valuation increases and decreases. The value of commodities and commodity contracts may be affected by a variety of factors, including global supply and demand, changes in interest rates, commodity index volatility, and factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargos, government regulation, tariffs and taxes, world events and economic, political and regulatory developments. Certain commodities or natural resources may be produced in a limited number of countries and may be controlled by a small number of producers. Political, economic and supply-related events in such countries could have a significant impact on the value of such commodities.

RIC Qualification Risk. To qualify for treatment as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”), the Fund must meet certain income source, asset diversification and annual distribution requirements. Among other means of not satisfying the qualifications to be treated as a RIC, the Fund’s investments in certain ETFs that invest in or hold physical commodities could cause the Fund to fail the income source component of the RIC requirements. If, in any year, the Fund fails to qualify as a RIC for any reason and does not use a “cure” provision, the Fund would be taxed as an ordinary corporation and would become (or remain) subject to corporate income tax. The resulting corporate taxes could substantially reduce the Fund’s net assets, the amount of income available for distribution and the amount of distributions.

Service Class Shares C000222971 [Member] | THE E-VALUATOR MODERATE (50%-70%) RMS FUND
Prospectus [Line Items]
Risk [Text Block]

Principal Risks

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s net asset value and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Principal Risks described herein pertain to direct risks of making an investment in the Fund and/or risks of the Underlying Funds.

Market Risk. The prices of securities held by the Fund may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; military conflict; the spread of infectious illness or other public health issue; and currency, interest rate and commodity price fluctuations.

Management Risk. The Fund is subject to management risk. The Adviser’s investment approach may fail to produce the intended results. If the Adviser’s perception of an Underlying Fund’s value is not realized in the expected time frame, the Fund’s overall performance may suffer.

Growth Risk. If an Underlying Fund adviser’s perceptions of a company’s growth potential are wrong, the securities purchased by that Underlying Fund (and in turn the Fund) may not perform as expected reducing the Underlying Fund’s and the Fund’s return.

Other Investment Company Risk. The Fund will incur higher and duplicative expenses when it invests in Underlying Funds. There is also the risk that the Fund may suffer losses due to the investment practices of the Underlying Funds. When the Fund invests in an underlying mutual fund or ETF, the Fund will be subject to substantially the same risks as those associated with the direct ownership of securities comprising the Underlying Fund or index on which the ETF or index mutual fund is based and the value of the Fund’s investments will fluctuate in response to the performance and risks of the underlying investments or index. Since the Fund invests in other investment companies that invest in equity securities, risks associated with investments in other investment companies will include stock market risk. In addition to the brokerage costs associated with the fund’s purchase and sale of the underlying securities, ETFs and mutual funds incur fees that are separate from those of the Fund. As a result, the Fund’s shareholders will indirectly bear a proportionate share of the operating expenses of the ETFs and mutual funds, in addition to Fund expenses. Because the Fund is not required to hold shares of Underlying Funds for any minimum period, it may be subject to, and may have to pay, short-term redemption fees imposed by the Underlying Funds. ETFs are subject to additional risks such as the fact that the market price of its shares may trade above or below its net asset value or an active market may not develop. The Fund has no control over the investments and related risks taken by the Underlying Funds in which it invests. The Investment Company Act of 1940 (the “1940 Act”) and the rules and regulations adopted under that statute impose conditions on investment companies which invest in other investment companies, and as a result, the Fund is generally restricted to holding no more than 3% of the outstanding voting shares of any other investment company unless it complies with certain rules.

Closed-End Fund Risk. Closed-end funds may utilize more leverage than other types of investment companies. They can utilize leverage by issuing preferred stocks or debt securities to raise additional capital which can, in turn, be used to buy more securities and leverage its portfolio. Closed-end fund shares may also trade at a discount to their net asset value.

Exchange-Traded Fund Risk. In addition to risks generally associated with investments in investment company securities, ETFs are subject to the following risks that do not apply to traditional mutual funds: (i) an ETF’s shares may trade at a market price that is above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; (iii) the ETF may employ an investment strategy that utilizes high leverage ratios; or (iv) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Inverse and Leveraged ETF Risks. To the extent that the Fund invests in inverse ETFs, the value of the Fund’s investment will decrease when the index underlying the ETF’s benchmark rises, a result that is the opposite from traditional equity or bond funds. The net asset value and market price of leveraged or inverse ETFs are usually more volatile than the value of the tracked index or of other ETFs that do not use leverage. Inverse and leveraged ETFs use investment techniques and financial instruments that may be considered aggressive, including the use of derivative transactions and short selling techniques. Most inverse and leveraged ETFs are designed to achieve their stated objectives on a daily basis. Their performance over long periods of time can differ significantly from the performance or inverse of the performance of the underlying index during the same period of time. This effect can be magnified in volatile markets.

Equity Risk. To the extent the Fund invests in Underlying Funds that invest in equity securities, it is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of an Underlying Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility.

Dividend-Paying Securities Risk. To the extent the Fund invests in Underlying Funds that invest in dividend-paying securities it will be subject to certain risks. The company issuing such securities may fail and have to decrease or eliminate its dividend. In such an event, an Underlying Fund, and in turn the Fund, may not only lose the dividend payout but the stock price of the company may fall.

Portfolio Turnover Risk. The Fund’s investment strategy involves active trading and may result in a high portfolio turnover rate. A high portfolio turnover rate can result in correspondingly greater brokerage commission expenses. A high portfolio turnover may result in the distribution to shareholders of additional capital gains for tax purposes, some of which may be taxable at ordinary income rates. These factors may negatively affect performance.

Index Management Risk. To the extent the Fund invests in an Underlying Fund that is intended to track a target index, it is subject to the risk that the Underlying Fund may track its target index less closely. For example, an adviser to the Underlying Fund may select securities that are not fully representative of the index, and the Underlying Fund’s transaction expenses, and the size and timing of its cash flows, may result in the Underlying Fund’s performance being different than that of its index. Additionally, the Underlying Fund will generally reflect the performance of its target index even when the index does not perform well.

Model and Data Risk. The Adviser uses proprietary quantitative-based models in selecting investments for the Fund. Investments selected using a model may perform differently than expected as a result of the factors used in the model, the weight placed on each factor, changes from the factors’ historical trends, and technical issues in the construction and implementation of the model (including, for example, data problems, problems with data supplied by third parties, software issues, or other types of errors). There is no guarantee that the Adviser’s quantitative-based models will perform as expected or result in effective investment decisions for the Fund.

Short Sale Risk. The Fund may engage in short sales. The larger a Fund’s short position, the greater the potential for gain and loss. If a security sold short increases in price, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss, which can be unlimited. To borrow the security, the Fund also may be required to pay a premium, which could increase the cost of the security sold short. In addition, because a Fund’s loss on a short sale arises from increases in the value of the security sold short, such loss is theoretically unlimited.

Small- and Mid-Cap Risk. To the extent the Fund invests in Underlying Funds that invest in small- and mid-capitalization companies, the Fund will be subject to additional risks. Smaller companies may experience greater volatility, higher failure rates, more limited markets, product lines, financial resources, and less management experience than larger companies. Smaller companies may also have a lower trading volume, which may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies.

Passive Investment Risk. The “Core” portion of the Fund’s investment philosophy is devoted to passive management. As such, it invests in Underlying Funds whose securities are representative of a certain benchmark or index regardless of investment merit. The Fund does not attempt to outperform its benchmark or index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to its benchmark or index.

Volatility Risk. Equity securities tend to be more volatile than other investment choices. The value of an individual Underlying Fund can be more volatile than the market as a whole. This volatility affects the value of the Fund’s shares.

Foreign Securities Risk. Underlying Funds in the Fund’s portfolio may invest in foreign securities. Foreign securities are subject to additional risks not typically associated with investments in domestic securities. These risks may include, among others, currency risk, country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), different trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility.

Emerging Markets Securities Risk. To the extent that Underlying Funds invest in issuers located in emerging markets, foreign securities risk may be heightened by political changes, changes in taxation, or currency controls that could adversely affect the values of these investments. Emerging markets have been more volatile than the markets of developed countries with more mature economies.

Fixed Income Securities Risk. To the extent the Fund invests in Underlying Funds that invest in fixed income securities, the Fund will be subject to fixed income securities risks. While fixed income securities normally fluctuate less in price than stocks, there have been extended periods of increases in interest rates that have caused significant declines in fixed income securities prices. The values of fixed income securities may be affected by changes in the credit rating or financial condition of their issuers. Generally, the lower the credit rating of a security, the higher the degree of risk as to the payment of interest and return of principal.

Credit Risk. The issuer of a fixed income security may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation.

Change in Rating Risk. If a rating agency gives a debt security a lower rating, the value of the debt security will decline because investors will demand a higher rate of return.

Interest Rate Risk. The value of the Fund may fluctuate based upon changes in interest rates and market conditions. As interest rates increase, the value of the Fund’s income-producing investments may go down. For example, bonds tend to decrease in value when interest rates rise. Debt obligations with longer maturities typically offer higher yields, but are subject to greater price movements as a result of interest rate changes than debt obligations with shorter maturities. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from Fund performance.

Duration Risk. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.

Prepayment Risk. The Fund may invest in Underlying Funds that invest in mortgage- and asset-backed securities, which are subject to fluctuations in yield due to prepayment rates that may be faster or slower than expected.

Income Risk. The Fund’s income could decline due to falling market interest rates. In a falling interest rate environment, the Fund may be required to invest in Underlying Funds that invest their assets in lower-yielding securities. Because interest rates vary, it is impossible to predict the income or yield of the Fund for any particular period.

High-Yield Securities (“Junk Bond”) Risk. To the extent that the Fund invests in Underlying Funds that invest in high-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”), the Fund may be subject to greater levels of interest rate and credit risk than funds that do not invest in such securities. Junk bonds are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Underlying Fund’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, an investor may lose its entire investment, which will affect the Fund’s return.

Industry or Sector Focus Risk. To the extent the Underlying Funds in which the Fund invests focus their investments in a particular industry or sector, the Fund’s shares may be more volatile and fluctuate more than shares of a fund investing in a broader range of securities. One reason for dedicating assets to a specific industry or sector is to capitalize on performance momentum due to significant changes in market conditions, economic conditions, geopolitical conditions, etc. Another reason for dedicating assets to a specific industry or sector would be to reduce downside exposure due to a significant change in market conditions, economic conditions, geopolitical conditions, etc.

Derivatives Risk. Underlying Funds in the Fund’s portfolio may use derivative instruments such as put and call options on stocks and stock indices, and index futures contracts and options thereon. There is no guarantee such strategies will work. The value of derivatives may rise or fall more rapidly than other investments. For some derivatives, it is possible to lose more than the amount invested in the derivative. Other risks of investments in derivatives include imperfect correlation between the value of these instruments and the underlying assets; risks of default by the other party to the derivative transactions; risks that the transactions may result in losses that offset gains in portfolio positions; and risks that the derivative transactions may not be liquid. While futures contracts are generally liquid instruments, under certain market conditions they may become illiquid. As a result, the Underlying Fund, may not be able to close out a position in a futures contract at a time that is advantageous. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Underlying Fund’s initial investment in such contracts. The Underlying Fund’s use of derivatives may magnify losses for it and the Fund.

If the Underlying Fund is not successful in employing such instruments in managing its portfolio, its performance will be worse than if it did not invest in such instruments. Successful use by an Underlying fund of options on stock indices, index futures contracts (and options thereon) will be subject to its ability to correctly predict movements in the direction of the securities generally or of a particular market segment. In addition, Underlying Funds will pay commissions and other costs in connection with such investments, which may increase the Fund’s expenses and reduce the return. In utilizing certain derivatives, an Underlying Fund’s losses are potentially unlimited. Derivative instruments may also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses.

Underlying Funds in which the Fund invests may use derivatives to seek to manage the risks described below.

Interest rate risk. This is the risk that the market value of bonds owned by the Underlying Funds will fluctuate as interest rates go up and down.

Yield curve risk. This is the risk that there is an adverse shift in market interest rates of fixed income investments held by the Underlying Funds. The risk is associated with either flattening or steepening of the yield curve, which is a result of changing yields among comparable bonds with different maturities. If the yield curve flattens, then the yield spread between long- and short-term interest rates narrows and the price of a bond will change. If the curve steepens, then the spread between the long- and short-term interest rates increases which means long-term bond prices decrease relative to short-term bond prices.

Prepayment risk. This is the risk that the issuers of bonds owned by the Underlying Funds will prepay them at a time when interest rates have declined, any proceeds may have to be invested in bonds with lower interest rates, which can reduce the returns.

Liquidity risk. This is the risk that assets held by the Underlying Funds may not be liquid.

Credit risk. This is the risk that an issuer of a bond held by the Underlying Funds may default.

Market risk. This is the risk that the value of a security or portfolio of securities will change in value due to a change in general market sentiment or market expectations.

Inflation risk. This is the risk that the value of assets or income will decrease as inflation shrinks the purchasing power of a particular currency.

Commodity Risk. Investing in commodities may subject an Underlying Fund to greater volatility than investments in traditional securities. The commodities markets have experienced periods of extreme volatility and future market conditions may result in rapid and substantial valuation increases and decreases. The value of commodities and commodity contracts may be affected by a variety of factors, including global supply and demand, changes in interest rates, commodity index volatility, and factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargos, government regulation, tariffs and taxes, world events and economic, political and regulatory developments. Certain commodities or natural resources may be produced in a limited number of countries and may be controlled by a small number of producers. Political, economic and supply-related events in such countries could have a significant impact on the value of such commodities.

RIC Qualification Risk. To qualify for treatment as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”), the Fund must meet certain income source, asset diversification and annual distribution requirements. Among other means of not satisfying the qualifications to be treated as a RIC, the Fund’s investments in certain ETFs that invest in or hold physical commodities could cause the Fund to fail the income source component of the RIC requirements. If, in any year, the Fund fails to qualify as a RIC for any reason and does not use a “cure” provision, the Fund would be taxed as an ordinary corporation and would become (or remain) subject to corporate income tax. The resulting corporate taxes could substantially reduce the Fund’s net assets, the amount of income available for distribution and the amount of distributions.

Service Class Shares C000222970 [Member] | THE E-VALUATOR GROWTH (70%-85%) RMS FUND
Prospectus [Line Items]
Risk [Text Block]

Principal Risks

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s net asset value and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Principal Risks described herein pertain to direct risks of making an investment in the Fund and/or risks of the Underlying Funds.

Market Risk. The prices of securities held by the Fund may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; military conflict; the spread of infectious illness or other public health issue; and currency, interest rate and commodity price fluctuations.

Management Risk. The Fund is subject to management risk. The Adviser’s investment approach may fail to produce the intended results. If the Adviser’s perception of an Underlying Fund’s value is not realized in the expected time frame, the Fund’s overall performance may suffer.

Growth Risk. If an Underlying Fund adviser’s perceptions of a company’s growth potential are wrong, the securities purchased by that Underlying Fund (and in turn the Fund) may not perform as expected reducing the Underlying Fund’s and the Fund’s return.

Other Investment Company Risk. The Fund will incur higher and duplicative expenses when it invests in Underlying Funds. There is also the risk that the Fund may suffer losses due to the investment practices of the Underlying Funds. When the Fund invests in an underlying mutual fund or ETF, the Fund will be subject to substantially the same risks as those associated with the direct ownership of securities comprising the Underlying Fund or index on which the ETF or index mutual fund is based and the value of the Fund’s investments will fluctuate in response to the performance and risks of the underlying investments or index. Since the Fund invests in other investment companies that invest in equity securities, risks associated with investments in other investment companies will include stock market risk. In addition to the brokerage costs associated with the fund’s purchase and sale of the underlying securities, ETFs and mutual funds incur fees that are separate from those of the Fund. As a result, the Fund’s shareholders will indirectly bear a proportionate share of the operating expenses of the ETFs and mutual funds, in addition to Fund expenses. Because the Fund is not required to hold shares of Underlying Funds for any minimum period, it may be subject to, and may have to pay, short-term redemption fees imposed by the Underlying Funds. ETFs are subject to additional risks such as the fact that the market price of its shares may trade above or below its net asset value or an active market may not develop. The Fund has no control over the investments and related risks taken by the Underlying Funds in which it invests. The Investment Company Act of 1940 (the “1940 Act”) and the rules and regulations adopted under that statute impose conditions on investment companies which invest in other investment companies, and as a result, the Fund is generally restricted on the amount of shares of another investment company to shares amounting to no more than 3% of the outstanding voting shares of such other investment company unless it complies with certain rules.

Closed-End Fund Risk. Closed-end funds may utilize more leverage than other types of investment companies. They can utilize leverage by issuing preferred stocks or debt securities to raise additional capital which can, in turn, be used to buy more securities and leverage its portfolio. Closed-end fund shares may also trade at a discount to their net asset value.

Exchange-Traded Fund Risk. In addition to risks generally associated with investments in investment company securities, ETFs are subject to the following risks that do not apply to traditional mutual funds: (i) an ETF’s shares may trade at a market price that is above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; (iii) the ETF may employ an investment strategy that utilizes high leverage ratios; or (iv) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Inverse and Leveraged ETF Risks. To the extent that the Fund invests in inverse ETFs, the value of the Fund’s investment will decrease when the index underlying the ETF’s benchmark rises, a result that is the opposite from traditional equity or bond funds. The net asset value and market price of leveraged or inverse ETFs are usually more volatile than the value of the tracked index or of other ETFs that do not use leverage. Inverse and leveraged ETFs use investment techniques and financial instruments that may be considered aggressive, including the use of derivative transactions and short selling techniques. Most inverse and leveraged ETFs are designed to achieve their stated objectives on a daily basis. Their performance over long periods of time can differ significantly from the performance or inverse of the performance of the underlying index during the same period of time. This effect can be magnified in volatile markets.

Equity Risk. To the extent the Fund invests in Underlying Funds that invest in equity securities, it is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of an Underlying Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility.

Dividend-Paying Securities Risk. To the extent the Fund invests in Underlying Funds that invest in dividend-paying securities it will be subject to certain risks. The company issuing such securities may fail and have to decrease or eliminate its dividend. In such an event, an Underlying Fund, and in turn the Fund, may not only lose the dividend payout but the stock price of the company may fall.

Portfolio Turnover Risk. The Fund’s investment strategy involves active trading and may result in a high portfolio turnover rate. A high portfolio turnover rate can result in correspondingly greater brokerage commission expenses. A high portfolio turnover may result in the distribution to shareholders of additional capital gains for tax purposes, some of which may be taxable at ordinary income rates. These factors may negatively affect performance.

Index Management Risk. To the extent the Fund invests in an Underlying Fund that is intended to track a target index, it is subject to the risk that the Underlying Fund may track its target index less closely. For example, an adviser to the Underlying Fund may select securities that are not fully representative of the index, and the Underlying Fund’s transaction expenses, and the size and timing of its cash flows, may result in the Underlying Fund’s performance being different than that of its index. Additionally, the Underlying Fund will generally reflect the performance of its target index even when the index does not perform well.

Model and Data Risk. The Adviser uses proprietary quantitative-based models in selecting investments for the Fund. Investments selected using a model may perform differently than expected as a result of the factors used in the model, the weight placed on each factor, changes from the factors’ historical trends, and technical issues in the construction and implementation of the model (including, for example, data problems, problems with data supplied by third parties, software issues, or other types of errors). There is no guarantee that the Adviser’s quantitative-based models will perform as expected or result in effective investment decisions for the Fund.

Short Sale Risk. The Fund may engage in short sales. The larger a Fund’s short position, the greater the potential for gain and loss. If a security sold short increases in price, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss, which can be unlimited. To borrow the security, the Fund also may be required to pay a premium, which could increase the cost of the security sold short. In addition, because a Fund’s loss on a short sale arises from increases in the value of the security sold short, such loss is theoretically unlimited.

Small- and Mid-Cap Risk. To the extent the Fund invests in Underlying Funds that invest in small- and mid-capitalization companies, the Fund will be subject to additional risks. Smaller companies may experience greater volatility, higher failure rates, more limited markets, product lines, financial resources, and less management experience than larger companies. Smaller companies may also have a lower trading volume, which may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies.

Passive Investment Risk. The “Core” portion of the Fund’s investment philosophy is devoted to passive management. As such, it invests in Underlying Funds whose securities are representative of a certain benchmark or index regardless of investment merit. The Fund does not attempt to outperform its benchmark or index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to its benchmark or index.

Volatility Risk. Equity securities tend to be more volatile than other investment choices. The value of an individual Underlying Fund can be more volatile than the market as a whole. This volatility affects the value of the Fund’s shares.

Foreign Securities Risk. Underlying Funds in the Fund’s portfolio may invest in foreign securities. Foreign securities are subject to additional risks not typically associated with investments in domestic securities. These risks may include, among others, currency risk, country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), different trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility.

Emerging Markets Securities Risk. To the extent that Underlying Funds invest in issuers located in emerging markets, foreign securities risk may be heightened by political changes, changes in taxation, or currency controls that could adversely affect the values of these investments. Emerging markets have been more volatile than the markets of developed countries with more mature economies.

Fixed Income Securities Risk. To the extent the Fund invests in Underlying Funds that invest in fixed income securities, the Fund will be subject to fixed income securities risks. While fixed income securities normally fluctuate less in price than stocks, there have been extended periods of increases in interest rates that have caused significant declines in fixed income securities prices. The values of fixed income securities may be affected by changes in the credit rating or financial condition of their issuers. Generally, the lower the credit rating of a security, the higher the degree of risk as to the payment of interest and return of principal.

Credit Risk. The issuer of a fixed income security may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation.

Change in Rating Risk. If a rating agency gives a debt security a lower rating, the value of the debt security will decline because investors will demand a higher rate of return.

Interest Rate Risk. The value of the Fund may fluctuate based upon changes in interest rates and market conditions. As interest rates increase, the value of the Fund’s income-producing investments may go down. For example, bonds tend to decrease in value when interest rates rise. Debt obligations with longer maturities typically offer higher yields, but are subject to greater price movements as a result of interest rate changes than debt obligations with shorter maturities. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from Fund performance.

Duration Risk. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.

Prepayment Risk. The Fund may invest in Underlying Funds that invest in mortgage- and asset-backed securities, which are subject to fluctuations in yield due to prepayment rates that may be faster or slower than expected.

Income Risk. The Fund’s income could decline due to falling market interest rates. In a falling interest rate environment, the Fund may be required to invest in Underlying Funds that invest their assets in lower-yielding securities. Because interest rates vary, it is impossible to predict the income or yield of the Fund for any particular period.

High-Yield Securities (“Junk Bond”) Risk. To the extent that the Fund invests in Underlying Funds that invest in high-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”), the Fund may be subject to greater levels of interest rate and credit risk than funds that do not invest in such securities. Junk bonds are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Underlying Fund’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, an investor may lose its entire investment, which will affect the Fund’s return.

Industry or Sector Focus Risk. To the extent the Underlying Funds in which the Fund invests focus their investments in a particular industry or sector, the Fund’s shares may be more volatile and fluctuate more than shares of a fund investing in a broader range of securities. One reason for dedicating assets to a specific industry or sector is to capitalize on performance momentum due to significant changes in market conditions, economic conditions, geopolitical conditions, etc. Another reason for dedicating assets to a specific industry or sector would be to reduce downside exposure due to a significant change in market conditions, economic conditions, geopolitical conditions, etc.

Derivatives Risk. Underlying Funds in the Fund’s portfolio may use derivative instruments such as put and call options on stocks and stock indices, and index futures contracts and options thereon. There is no guarantee such strategies will work. The value of derivatives may rise or fall more rapidly than other investments. For some derivatives, it is possible to lose more than the amount invested in the derivative. Other risks of investments in derivatives include imperfect correlation between the value of these instruments and the underlying assets; risks of default by the other party to the derivative transactions; risks that the transactions may result in losses that offset gains in portfolio positions; and risks that the derivative transactions may not be liquid. While futures contracts are generally liquid instruments, under certain market conditions they may become illiquid. As a result, the Underlying Fund, may not be able to close out a position in a futures contract at a time that is advantageous. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Underlying Fund’s initial investment in such contracts. The Underlying Fund’s use of derivatives may magnify losses for it and the Fund.

If the Underlying Fund is not successful in employing such instruments in managing its portfolio, its performance will be worse than if it did not invest in such instruments. Successful use by an Underlying fund of options on stock indices, index futures contracts (and options thereon) will be subject to its ability to correctly predict movements in the direction of the securities generally or of a particular market segment. In addition, Underlying Funds will pay commissions and other costs in connection with such investments, which may increase the Fund’s expenses and reduce the return. In utilizing certain derivatives, an Underlying Fund’s losses are potentially unlimited.

Derivative instruments may also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses.

Underlying Funds in which the Fund invests may use derivatives to seek to manage the risks described below.

Interest rate risk. This is the risk that the market value of bonds owned by the Underlying Funds will fluctuate as interest rates go up and down.

Yield curve risk. This is the risk that there is an adverse shift in market interest rates of fixed income investments held by the Underlying Funds. The risk is associated with either flattening or steepening of the yield curve, which is a result of changing yields among comparable bonds with different maturities. If the yield curve flattens, then the yield spread between long- and short-term interest rates narrows and the price of a bond will change. If the curve steepens, then the spread between the long- and short-term interest rates increases which means long-term bond prices decrease relative to short-term bond prices.

Prepayment risk. This is the risk that the issuers of bonds owned by the Underlying Funds will prepay them at a time when interest rates have declined, any proceeds may have to be invested in bonds with lower interest rates, which can reduce the returns.

Liquidity risk. This is the risk that assets held by the Underlying Funds may not be liquid.

Credit risk. This is the risk that an issuer of a bond held by the Underlying Funds may default.

Market risk. This is the risk that the value of a security or portfolio of securities will change in value due to a change in general market sentiment or market expectations.

Inflation risk. This is the risk that the value of assets or income will decrease as inflation shrinks the purchasing power of a particular currency.

Commodity Risk. Investing in commodities may subject an Underlying Fund to greater volatility than investments in traditional securities. The commodities markets have experienced periods of extreme volatility and future market conditions may result in rapid and substantial valuation increases and decreases. The value of commodities and commodity contracts may be affected by a variety of factors, including global supply and demand, changes in interest rates, commodity index volatility, and factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargos, government regulation, tariffs and taxes, world events and economic, political and regulatory developments. Certain commodities or natural resources may be produced in a limited number of countries and may be controlled by a small number of producers. Political, economic and supply-related events in such countries could have a significant impact on the value of such commodities.

RIC Qualification Risk. To qualify for treatment as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”), the Fund must meet certain income source, asset diversification and annual distribution requirements. Among other means of not satisfying the qualifications to be treated as a RIC, the Fund’s investments in certain ETFs that invest in or hold physical commodities could cause the Fund to fail the income source component of the RIC requirements. If, in any year, the Fund fails to qualify as a RIC for any reason and does not use a “cure” provision, the Fund would be taxed as an ordinary corporation and would become (or remain) subject to corporate income tax. The resulting corporate taxes could substantially reduce the Fund’s net assets, the amount of income available for distribution and the amount of distributions.

Service Class Shares C000222967 [Member] | THE E-VALUATOR AGGRESSIVE GROWTH (85%-99%) RMS FUND
Prospectus [Line Items]
Risk [Text Block]

Principal Risks

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s net asset value and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Principal Risks described herein pertain to direct risks of making an investment in the Fund and/or risks of the Underlying Funds.

Market Risk. The prices of securities held by the Fund may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; military conflict; the spread of infectious illness or other public health issue; and currency, interest rate and commodity price fluctuations.

Management Risk. The Fund is subject to management risk. The Adviser’s investment approach may fail to produce the intended results. If the Adviser’s perception of an Underlying Fund’s value is not realized in the expected time frame, the Fund’s overall performance may suffer.

Growth Risk. If an Underlying Fund adviser’s perceptions of a company’s growth potential are wrong, the securities purchased by that Underlying Fund (and in turn the Fund) may not perform as expected reducing the Underlying Fund’s and the Fund’s return.

Other Investment Company Risk. The Fund will incur higher and duplicative expenses when it invests in Underlying Funds. There is also the risk that the Fund may suffer losses due to the investment practices of the Underlying Funds. When the Fund invests in an underlying mutual fund or ETF, the Fund will be subject to substantially the same risks as those associated with the direct ownership of securities comprising the Underlying Fund or index on which the ETF or index mutual fund is based and the value of the Fund’s investments will fluctuate in response to the performance and risks of the underlying investments or index. Since the Fund invests in other investment companies that invest in equity securities, risks associated with investments in other investment companies will include stock market risk. In addition to the brokerage costs associated with the fund’s purchase and sale of the underlying securities, ETFs and mutual funds incur fees that are separate from those of the Fund. As a result, the Fund’s shareholders will indirectly bear a proportionate share of the operating expenses of the ETFs and mutual funds, in addition to Fund expenses. Because the Fund is not required to hold shares of Underlying Funds for any minimum period, it may be subject to, and may have to pay, short-term redemption fees imposed by the Underlying Funds. ETFs are subject to additional risks such as the fact that the market price of its shares may trade above or below its net asset value or an active market may not develop. The Fund has no control over the investments and related risks taken by the Underlying Funds in which it invests. The Investment Company Act of 1940 (the “1940 Act”) and the rules and regulations adopted under that statute impose conditions on investment companies which invest in other investment companies, and as a result, the Fund is generally restricted on the amount of shares of another investment company to shares amounting to no more than 3% of the outstanding voting shares of such other investment company unless it complies with certain rules.

Closed-End Fund Risk. Closed-end funds may utilize more leverage than other types of investment companies. They can utilize leverage by issuing preferred stocks or debt securities to raise additional capital which can, in turn, be used to buy more securities and leverage its portfolio. Closed-end fund shares may also trade at a discount to their net asset value.

Exchange-Traded Fund Risk. In addition to risks generally associated with investments in investment company securities, ETFs are subject to the following risks that do not apply to traditional mutual funds: (i) an ETF’s shares may trade at a market price that is above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; (iii) the ETF may employ an investment strategy that utilizes high leverage ratios; or (iv) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Inverse and Leveraged ETF Risks. To the extent that the Fund invests in inverse ETFs, the value of the Fund’s investment will decrease when the index underlying the ETF’s benchmark rises, a result that is the opposite from traditional equity or bond funds. The net asset value and market price of leveraged or inverse ETFs are usually more volatile than the value of the tracked index or of other ETFs that do not use leverage. Inverse and leveraged ETFs use investment techniques and financial instruments that may be considered aggressive, including the use of derivative transactions and short selling techniques. Most inverse and leveraged ETFs are designed to achieve their stated objectives on a daily basis. Their performance over long periods of time can differ significantly from the performance or inverse of the performance of the underlying index during the same period of time. This effect can be magnified in volatile markets.

Equity Risk. To the extent the Fund invests in Underlying Funds that invest in equity securities, it is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of an Underlying Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility.

Dividend-Paying Securities Risk. To the extent the Fund invests in Underlying Funds that invest in dividend-paying securities it will be subject to certain risks. The company issuing such securities may fail and have to decrease or eliminate its dividend. In such an event, an Underlying Fund, and in turn the Fund, may not only lose the dividend payout but the stock price of the company may fall.

Portfolio Turnover Risk. The Fund’s investment strategy involves active trading and may result in a high portfolio turnover rate. A high portfolio turnover rate can result in correspondingly greater brokerage commission expenses. A high portfolio turnover may result in the distribution to shareholders of additional capital gains for tax purposes, some of which may be taxable at ordinary income rates. These factors may negatively affect performance.

Index Management Risk. To the extent the Fund invests in an Underlying Fund that is intended to track a target index, it is subject to the risk that the Underlying Fund may track its target index less closely. For example, an adviser to the Underlying Fund may select securities that are not fully representative of the index, and the Underlying Fund’s transaction expenses, and the size and timing of its cash flows, may result in the Underlying Fund’s performance being different than that of its index. Additionally, the Underlying Fund will generally reflect the performance of its target index even when the index does not perform well.

Model and Data Risk. The Adviser uses proprietary quantitative-based models in selecting investments for the Fund. Investments selected using a model may perform differently than expected as a result of the factors used in the model, the weight placed on each factor, changes from the factors’ historical trends, and technical issues in the construction and implementation of the model (including, for example, data problems, problems with data supplied by third parties, software issues, or other types of errors). There is no guarantee that the Adviser’s quantitative-based models will perform as expected or result in effective investment decisions for the Fund.

Short Sale Risk. The Fund may engage in short sales. The larger a Fund’s short position, the greater the potential for gain and loss. If a security sold short increases in price, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss, which can be unlimited. To borrow the security, the Fund also may be required to pay a premium, which could increase the cost of the security sold short. In addition, because a Fund’s loss on a short sale arises from increases in the value of the security sold short, such loss is theoretically unlimited.

Small- and Mid-Cap Risk. To the extent the Fund invests in Underlying Funds that invest in small- and mid-capitalization companies, the Fund will be subject to additional risks. Smaller companies may experience greater volatility, higher failure rates, more limited markets, product lines, financial resources, and less management experience than larger companies. Smaller companies may also have a lower trading volume, which may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies.

Passive Investment Risk. The “Core” portion of the Fund’s investment philosophy is devoted to passive management. As such, it invests in Underlying Funds whose securities are representative of a certain benchmark or index regardless of investment merit. The Fund does not attempt to outperform its benchmark or index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to its benchmark or index.

Volatility Risk. Equity securities tend to be more volatile than other investment choices. The value of an individual Underlying Fund can be more volatile than the market as a whole. This volatility affects the value of the Fund’s shares.

Foreign Securities Risk. Underlying Funds in the Fund’s portfolio may invest in foreign securities. Foreign securities are subject to additional risks not typically associated with investments in domestic securities. These risks may include, among others, currency risk, country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), different trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility.

Emerging Markets Securities Risk. To the extent that Underlying Funds invest in issuers located in emerging markets, foreign securities risk may be heightened by political changes, changes in taxation, or currency controls that could adversely affect the values of these investments. Emerging markets have been more volatile than the markets of developed countries with more mature economies.

Fixed Income Securities Risk. To the extent the Fund invests in Underlying Funds that invest in fixed income securities, the Fund will be subject to fixed income securities risks. While fixed income securities normally fluctuate less in price than stocks, there have been extended periods of increases in interest rates that have caused significant declines in fixed income securities prices. The values of fixed income securities may be affected by changes in the credit rating or financial condition of their issuers. Generally, the lower the credit rating of a security, the higher the degree of risk as to the payment of interest and return of principal.

Credit Risk. The issuer of a fixed income security may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation.

Change in Rating Risk. If a rating agency gives a debt security a lower rating, the value of the debt security will decline because investors will demand a higher rate of return.

Interest Rate Risk. The value of the Fund may fluctuate based upon changes in interest rates and market conditions. As interest rates increase, the value of the Fund’s income-producing investments may go down. For example, bonds tend to decrease in value when interest rates rise. Debt obligations with longer maturities typically offer higher yields, but are subject to greater price movements as a result of interest rate changes than debt obligations with shorter maturities. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from Fund performance.

Duration Risk. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.

Prepayment Risk. The Fund may invest in Underlying Funds that invest in mortgage- and asset-backed securities, which are subject to fluctuations in yield due to prepayment rates that may be faster or slower than expected.

Income Risk. The Fund’s income could decline due to falling market interest rates. In a falling interest rate environment, the Fund may be required to invest in Underlying Funds that invest their assets in lower-yielding securities. Because interest rates vary, it is impossible to predict the income or yield of the Fund for any particular period.

High-Yield Securities (“Junk Bond”) Risk. To the extent that the Fund invests in Underlying Funds that invest in high-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”), the Fund may be subject to greater levels of interest rate and credit risk than funds that do not invest in such securities. Junk bonds are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Underlying Fund’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, an investor may lose its entire investment, which will affect the Fund’s return.

Industry or Sector Focus Risk. To the extent the Underlying Funds in which the Fund invests focus their investments in a particular industry or sector, the Fund’s shares may be more volatile and fluctuate more than shares of a fund investing in a broader range of securities. One reason for dedicating assets to a specific industry or sector is to capitalize on performance momentum due to significant changes in market conditions, economic conditions, geopolitical conditions, etc. Another reason for dedicating assets to a specific industry or sector would be to reduce downside exposure due to a significant change in market conditions, economic conditions, geopolitical conditions, etc.

Derivatives Risk. Underlying Funds in the Fund’s portfolio may use derivative instruments such as put and call options on stocks and stock indices, and index futures contracts and options thereon. There is no guarantee such strategies will work. The value of derivatives may rise or fall more rapidly than other investments. For some derivatives, it is possible to lose more than the amount invested in the derivative. Other risks of investments in derivatives include imperfect correlation between the value of these instruments and the underlying assets; risks of default by the other party to the derivative transactions; risks that the transactions may result in losses that offset gains in portfolio positions; and risks that the derivative transactions may not be liquid. While futures contracts are generally liquid instruments, under certain market conditions they may become illiquid. As a result, the Underlying Fund, may not be able to close out a position in a futures contract at a time that is advantageous. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Underlying Fund’s initial investment in such contracts. The Underlying Fund’s use of derivatives may magnify losses for it and the Fund.

If the Underlying Fund is not successful in employing such instruments in managing its portfolio, its performance will be worse than if it did not invest in such instruments. Successful use by an Underlying fund of options on stock indices, index futures contracts (and options thereon) will be subject to its ability to correctly predict movements in the direction of the securities generally or of a particular market segment. In addition, Underlying Funds will pay commissions and other costs in connection with such investments, which may increase the Fund’s expenses and reduce the return. In utilizing certain derivatives, an Underlying Fund’s losses are potentially unlimited. Derivative instruments may also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses.

Underlying Funds in which the Fund invests may use derivatives to seek to manage the risks described below.

Interest rate risk. This is the risk that the market value of bonds owned by the Underlying Funds will fluctuate as interest rates go up and down.

Yield curve risk. This is the risk that there is an adverse shift in market interest rates of fixed income investments held by the Underlying Funds. The risk is associated with either flattening or steepening of the yield curve, which is a result of changing yields among comparable bonds with different maturities. If the yield curve flattens, then the yield spread between long-and short-term interest rates narrows and the price of a bond will change. If the curve steepens, then the spread between the long- and short-term interest rates increases which means long-term bond prices decrease relative to short-term bond prices.

Prepayment risk. This is the risk that the issuers of bonds owned by the Underlying Funds will prepay them at a time when interest rates have declined, any proceeds may have to be invested in bonds with lower interest rates, which can reduce the returns.

Liquidity risk. This is the risk that assets held by the Underlying Funds may not be liquid.

Credit risk. This is the risk that an issuer of a bond held by the Underlying Funds may default.

Market risk. This is the risk that the value of a security or portfolio of securities will change in value due to a change in general market sentiment or market expectations.

Inflation risk. This is the risk that the value of assets or income will decrease as inflation shrinks the purchasing power of a particular currency.

Commodity Risk. Investing in commodities may subject an Underlying Fund to greater volatility than investments in traditional securities. The commodities markets have experienced periods of extreme volatility and future market conditions may result in rapid and substantial valuation increases and decreases. The value of commodities and commodity contracts may be affected by a variety of factors, including global supply and demand, changes in interest rates, commodity index volatility, and factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargos, government regulation, tariffs and taxes, world events and economic, political and regulatory developments. Certain commodities or natural resources may be produced in a limited number of countries and may be controlled by a small number of producers. Political, economic and supply-related events in such countries could have a significant impact on the value of such commodities.

RIC Qualification Risk. To qualify for treatment as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”), the Fund must meet certain income source, asset diversification and annual distribution requirements. Among other means of not satisfying the qualifications to be treated as a RIC, the Fund’s investments in certain ETFs that invest in or hold physical commodities could cause the Fund to fail the income source component of the RIC requirements. If, in any year, the Fund fails to qualify as a RIC for any reason and does not use a “cure” provision, the Fund would be taxed as an ordinary corporation and would become (or remain) subject to corporate income tax. The resulting corporate taxes could substantially reduce the Fund’s net assets, the amount of income available for distribution and the amount of distributions.

R4 Class Shares C000229455 [Member] | THE E-VALUATOR VERY CONSERVATIVE (0%-15%) RMS FUND
Prospectus [Line Items]
Risk [Text Block]

Principal Risks

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s net asset value and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Principal Risks described herein pertain to direct risks of making an investment in the Fund and/or risks of the Underlying Funds.

Market Risk. The prices of securities held by the Fund may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; military conflict; the spread of infectious illness or other public health issue; and currency, interest rate and commodity price fluctuations.

Management Risk. The Fund is subject to management risk. The Adviser’s investment approach may fail to produce the intended results. If the Adviser’s perception of an Underlying Fund’s value is not realized in the expected time frame, the Fund’s overall performance may suffer.

Other Investment Company Risk. The Fund will incur higher and duplicative expenses when it invests in Underlying Funds. There is also the risk that the Fund may suffer losses due to the investment practices of the Underlying Funds. When the Fund invests in an underlying mutual fund or ETF, the Fund will be subject to substantially the same risks as those associated with the direct ownership of securities comprising the Underlying Fund or index on which the ETF or index mutual fund is based and the value of the Fund’s investments will fluctuate in response to the performance and risks of the underlying investments or index. Since the Fund invests in other investment companies that invest in equity securities, risks associated with investments in other investment companies will include stock market risk. In addition to the brokerage costs associated with the fund’s purchase and sale of the underlying securities, ETFs and mutual funds incur fees that are separate from those of the Fund. As a result, the Fund’s shareholders will indirectly bear a proportionate share of the operating expenses of the ETFs and mutual funds, in addition to Fund expenses. Because the Fund is not required to hold shares of Underlying Funds for any minimum period, it may be subject to, and may have to pay, short-term redemption fees imposed by the Underlying Funds. ETFs are subject to additional risks such as the fact that the market price of its shares may trade above or below its net asset value or an active market may not develop. The Fund has no control over the investments and related risks taken by the Underlying Funds in which it invests. The Investment Company Act of 1940 (the “1940 Act”) and the rules and regulations adopted under that statute impose conditions on investment companies which invest in other investment companies, and as a result, the Fund is generally restricted to holding no more than 3% of the outstanding voting shares of any other investment company unless it complies with certain rules.

Closed-End Fund Risk. Closed-end funds may utilize more leverage than other types of investment companies. They can utilize leverage by issuing preferred stocks or debt securities to raise additional capital which can, in turn, be used to buy more securities and leverage its portfolio. Closed-end fund shares may also trade at a discount to their net asset value.

Exchange-Traded Fund Risk. In addition to risks generally associated with investments in investment company securities, ETFs are subject to the following risks that do not apply to traditional mutual funds: (i) an ETF’s shares may trade at a market price that is above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; (iii) the ETF may employ an investment strategy that utilizes high leverage ratios; or (iv) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Inverse and Leveraged ETF Risks. To the extent that the Fund invests in inverse ETFs, the value of the Fund’s investment will decrease when the index underlying the ETF’s benchmark rises, a result that is the opposite from traditional equity or bond funds. The net asset value and market price of leveraged or inverse ETFs are usually more volatile than the value of the tracked index or of other ETFs that do not use leverage. Inverse and leveraged ETFs use investment techniques and financial instruments that may be considered aggressive, including the use of derivative transactions and short selling techniques. Most inverse and leveraged ETFs are designed to achieve their stated objectives on a daily basis. Their performance over long periods of time can differ significantly from the performance or inverse of the performance of the underlying index during the same period of time. This effect can be magnified in volatile markets.

Fixed Income Securities Risk. To the extent the Fund invests in Underlying Funds that invest in fixed income securities, the Fund will be subject to fixed income securities risks. While fixed income securities normally fluctuate less in price than stocks, there have been extended periods of increases in interest rates that have caused significant declines in fixed income securities prices. The values of fixed income securities may be affected by changes in the credit rating or financial condition of their issuers. Generally, the lower the credit rating of a security, the higher the degree of risk as to the payment of interest and return of principal.

Credit Risk. The issuer of a fixed income security may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation.

Change in Rating Risk. If a rating agency gives a debt security a lower rating, the value of the debt security will decline because investors will demand a higher rate of return.

Interest Rate Risk. The value of the Fund may fluctuate based upon changes in interest rates and market conditions. As interest rates increase, the value of the Fund’s income-producing investments may go down. For example, bonds tend to decrease in value when interest rates rise. Debt obligations with longer maturities typically offer higher yields, but are subject to greater price movements as a result of interest rate changes than debt obligations with shorter maturities. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from Fund performance.

Duration Risk. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.

Prepayment Risk. The Fund may invest in Underlying Funds that invest in mortgage- and asset-backed securities, which are subject to fluctuations in yield due to prepayment rates that may be faster or slower than expected.

Income Risk. The Fund’s income could decline due to falling market interest rates. In a falling interest rate environment, the Fund may be required to invest in Underlying Funds that invest their assets in lower-yielding securities. Because interest rates vary, it is impossible to predict the income or yield of the Fund for any particular period.

Portfolio Turnover Risk. The Fund’s investment strategy involves active trading and may result in a high portfolio turnover rate. A high portfolio turnover rate can result in correspondingly greater brokerage commission expenses. A high portfolio turnover may result in the distribution to shareholders of additional capital gains for tax purposes, some of which may be taxable at ordinary income rates. These factors may negatively affect performance.

Index Management Risk. To the extent the Fund invests in an Underlying Fund that is intended to track a target index, it is subject to the risk that the Underlying Fund may track its target index less closely. For example, an adviser to the Underlying Fund may select securities that are not fully representative of the index, and the Underlying Fund’s transaction expenses, and the size and timing of its cash flows, may result in the Underlying Fund’s performance being different than that of its index. Additionally, the Underlying Fund will generally reflect the performance of its target index even when the index does not perform well.

Model and Data Risk. The Adviser uses proprietary quantitative-based models in selecting investments for the Fund. Investments selected using a model may perform differently than expected as a result of the factors used in the model, the weight placed on each factor, changes from the factors’ historical trends, and technical issues in the construction and implementation of the model (including, for example, data problems, problems with data supplied by third parties, software issues, or other types of errors). There is no guarantee that the Adviser’s quantitative-based models will perform as expected or result in effective investment decisions for the Fund.

Short Sale Risk. The Fund may engage in short sales. The larger a Fund’s short position, the greater the potential for gain and loss. If a security sold short increases in price, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss, which can be unlimited. To borrow the security, the Fund also may be required to pay a premium, which could increase the cost of the security sold short. In addition, because a Fund’s loss on a short sale arises from increases in the value of the security sold short, such loss is theoretically unlimited.

Equity Risk. To the extent the Fund invests in Underlying Funds that invest in equity securities, it is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of an Underlying Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility.

Dividend-Paying Securities Risk. To the extent the Fund invests in Underlying Funds that invest in dividend-paying securities it will be subject to certain risks. The company issuing such securities may fail and have to decrease or eliminate its dividend. In such an event, an Underlying Fund, and in turn the Fund, may not only lose the dividend payout but the stock price of the company may fall.

Passive Investment Risk. The “Core” portion of the Fund’s investment philosophy is devoted to passive management. As such, it invests in Underlying Funds whose securities are representative of a certain benchmark or index regardless of investment merit. Within the “Core” component of the Fund’s portfolio, the Fund does not attempt to outperform its benchmark or index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to its benchmark or index.

Volatility Risk. Equity securities tend to be more volatile than other investment choices. The value of an individual Underlying Fund can be more volatile than the market as a whole. This volatility affects the value of the Fund’s shares.

High-Yield Securities (“Junk Bond”) Risk. To the extent that the Fund invests in Underlying Funds that invest in high-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”), the Fund may be subject to greater levels of interest rate and credit risk than funds that do not invest in such securities. Junk bonds are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Underlying Fund’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, an investor may lose its entire investment, which will affect the Fund’s return.

Industry or Sector Focus Risk. To the extent the Underlying Funds in which the Fund invests focus their investments in a particular industry or sector, the Fund’s shares may be more volatile and fluctuate more than shares of a fund investing in a broader range of securities.

Derivatives Risk. Underlying Funds in the Fund’s portfolio may use derivative instruments such as put and call options on stocks and stock indices, and index futures contracts and options thereon. There is no guarantee such strategies will work. The value of derivatives may rise or fall more rapidly than other investments. For some derivatives, it is possible to lose more than the amount invested in the derivative. Other risks of investments in derivatives include imperfect correlation between the value of these instruments and the underlying assets; risks of default by the other party to the derivative transactions; risks that the transactions may result in losses that offset gains in portfolio positions; and risks that the derivative transactions may not be liquid. While futures contracts are generally liquid instruments, under certain market conditions they may become illiquid. As a result, the Underlying Fund may not be able to close out a position in a futures contract at a time that is advantageous. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Underlying Fund’s initial investment in such contracts. The Underlying Fund’s use of derivatives may magnify losses for it and the Fund.

If the Underlying Fund is not successful in employing such instruments in managing its portfolio, its performance will be worse than if it did not invest in such instruments. Successful use by an Underlying Fund of options on stock indices, index futures contracts (and options thereon) will be subject to its ability to correctly predict movements in the direction of the securities generally or of a particular market segment. In addition, Underlying Funds will pay commissions and other costs in connection with such investments, which may increase the Fund’s expenses and reduce the return. In utilizing certain derivatives, an Underlying Fund’s losses are potentially unlimited. Derivative instruments may also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses.

Underlying Funds in which the Fund invests may use derivatives to seek to manage the risks described below.

Interest rate risk. This is the risk that the market value of bonds owned by the Underlying Funds will fluctuate as interest rates go up and down.

Yield curve risk. This is the risk that there is an adverse shift in market interest rates of fixed income investments held by the Underlying Funds. The risk is associated with either flattening or steepening of the yield curve, which is a result of changing yields among comparable bonds with different maturities. If the yield curve flattens, then the yield spread between long- and short-term interest rates narrows and the price of a bond will change. If the curve steepens, then the spread between the long- and short-term interest rates increases which means long-term bond prices decrease relative to short-term bond prices.

Prepayment risk. This is the risk that the issuers of bonds owned by the Underlying Funds will prepay them at a time when interest rates have declined, any proceeds may have to be invested in bonds with lower interest rates, which can reduce the returns.

Liquidity risk. This is the risk that assets held by the Underlying Funds may not be liquid.

Credit risk. This is the risk that an issuer of a bond held by the Underlying Funds may default.

Market risk. This is the risk that the value of a security or portfolio of securities will change in value due to a change in general market sentiment or market expectations.

Inflation risk. This is the risk that the value of assets or income will decrease as inflation shrinks the purchasing power of a particular currency.

Commodity Risk. Investing in commodities may subject an Underlying Fund to greater volatility than investments in traditional securities. The commodities markets have experienced periods of extreme volatility and future market conditions may result in rapid and substantial valuation increases and decreases. The value of commodities and commodity contracts may be affected by a variety of factors, including global supply and demand, changes in interest rates, commodity index volatility, and factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargos, government regulation, tariffs and taxes, world events and economic, political and regulatory developments. Certain commodities or natural resources may be produced in a limited number of countries and may be controlled by a small number of producers. Political, economic and supply-related events in such countries could have a significant impact on the value of such commodities.

RIC Qualification Risk. To qualify for treatment as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”), the Fund must meet certain income source, asset diversification and annual distribution requirements. Among other means of not satisfying the qualifications to be treated as a RIC, the Fund’s investments in certain ETFs that invest in or hold physical commodities could cause the Fund to fail the income source component of the RIC requirements. If, in any year, the Fund fails to qualify as a RIC for any reason and does not use a “cure” provision, the Fund would be taxed as an ordinary corporation and would become (or remain) subject to corporate income tax. The resulting corporate taxes could substantially reduce the Fund’s net assets, the amount of income available for distribution and the amount of distributions.

R4 Class Shares C000229451 [Member] | THE E-VALUATOR CONSERVATIVE (15%-30%) RMS FUND
Prospectus [Line Items]
Risk [Text Block]

Principal Risks

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s net asset value and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Principal Risks described herein pertain to direct risks of making an investment in the Fund and/or risks of the Underlying Funds.

Market Risk. The prices of securities held by the Fund may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; military conflict; the spread of infectious illness or other public health issue; and currency, interest rate and commodity price fluctuations.

Management Risk. The Fund is subject to management risk. The Adviser’s investment approach may fail to produce the intended results. If the Adviser’s perception of an Underlying Fund’s value is not realized in the expected time frame, the Fund’s overall performance may suffer.

Growth Risk. If an Underlying Fund adviser’s perceptions of a company’s growth potential are wrong, the securities purchased by that Underlying Fund (and in turn the Fund) may not perform as expected reducing the Underlying Fund’s and the Fund’s return.

Other Investment Company Risk. The Fund will incur higher and duplicative expenses when it invests in Underlying Funds. There is also the risk that the Fund may suffer losses due to the investment practices of the Underlying Funds. When the Fund invests in an underlying mutual fund or ETF, the Fund will be subject to substantially the same risks as those associated with the direct ownership of securities comprising the Underlying Fund or index on which the ETF or index mutual fund is based and the value of the Fund’s investments will fluctuate in response to the performance and risks of the underlying investments or index. Since the Fund invests in other investment companies that invest in equity securities, risks associated with investments in other investment companies will include stock market risk. In addition to the brokerage costs associated with the fund’s purchase and sale of the underlying securities, ETFs and mutual funds incur fees that are separate from those of the Fund. As a result, the Fund’s shareholders will indirectly bear a proportionate share of the operating expenses of the ETFs and mutual funds, in addition to Fund expenses. Because the Fund is not required to hold shares of Underlying Funds for any minimum period, it may be subject to, and may have to pay, short-term redemption fees imposed by the Underlying Funds. ETFs are subject to additional risks such as the fact that the market price of its shares may trade above or below its net asset value or an active market may not develop. The Fund has no control over the investments and related risks taken by the Underlying Funds in which it invests. The Investment Company Act of 1940 (the “1940 Act”) and the rules and regulations adopted under that statute impose conditions on investment companies which invest in other investment companies, and as a result, the Fund is generally restricted to holding no more than 3% of the outstanding voting shares of any other investment company unless it complies with certain rules.

Closed-End Fund Risk. Closed-end funds may utilize more leverage than other types of investment companies. They can utilize leverage by issuing preferred stocks or debt securities to raise additional capital which can, in turn, be used to buy more securities and leverage its portfolio. Closed-end fund shares may also trade at a discount to their net asset value.

Exchange-Traded Fund Risk. In addition to risks generally associated with investments in investment company securities, ETFs are subject to the following risks that do not apply to traditional mutual funds: (i) an ETF’s shares may trade at a market price that is above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; (iii) the ETF may employ an investment strategy that utilizes high leverage ratios; or (iv) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Inverse and Leveraged ETF Risks. To the extent that the Fund invests in inverse ETFs, the value of the Fund’s investment will decrease when the index underlying the ETF’s benchmark rises, a result that is the opposite from traditional equity or bond funds. The net asset value and market price of leveraged or inverse ETFs are usually more volatile than the value of the tracked index or of other ETFs that do not use leverage. Inverse and leveraged ETFs use investment techniques and financial instruments that may be considered aggressive, including the use of derivative transactions and short selling techniques. Most inverse and leveraged ETFs are designed to achieve their stated objectives on a daily basis. Their performance over long periods of time can differ significantly from the performance or inverse of the performance of the underlying index during the same period of time. This effect can be magnified in volatile markets.

Fixed Income Securities Risk. To the extent the Fund invests in Underlying Funds that invest in fixed income securities, the Fund will be subject to fixed income securities risks. While fixed income securities normally fluctuate less in price than stocks, there have been extended periods of increases in interest rates that have caused significant declines in fixed income securities prices. The values of fixed income securities may be affected by changes in the credit rating or financial condition of their issuers. Generally, the lower the credit rating of a security, the higher the degree of risk as to the payment of interest and return of principal.

Credit Risk. The issuer of a fixed income security may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation.

Change in Rating Risk. If a rating agency gives a debt security a lower rating, the value of the debt security will decline because investors will demand a higher rate of return.

Interest Rate Risk. The value of the Fund may fluctuate based upon changes in interest rates and market conditions. As interest rates increase, the value of the Fund’s income-producing investments may go down. For example, bonds tend to decrease in value when interest rates rise. Debt obligations with longer maturities typically offer higher yields, but are subject to greater price movements as a result of interest rate changes than debt obligations with shorter maturities. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from Fund performance.

Duration Risk. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.

Prepayment Risk. The Fund may invest in Underlying Funds that invest in mortgage- and asset-backed securities, which are subject to fluctuations in yield due to prepayment rates that may be faster or slower than expected.

Income Risk. The Fund’s income could decline due to falling market interest rates. In a falling interest rate environment, the Fund may be required to invest in Underlying Funds that invest their assets in lower-yielding securities. Because interest rates vary, it is impossible to predict the income or yield of the Fund for any particular period.

Portfolio Turnover Risk. The Fund’s investment strategy involves active trading and may result in a high portfolio turnover rate. A high portfolio turnover rate can result in correspondingly greater brokerage commission expenses. A high portfolio turnover may result in the distribution to shareholders of additional capital gains for tax purposes, some of which may be taxable at ordinary income rates. These factors may negatively affect performance.

Index Management Risk. To the extent the Fund invests in an Underlying Fund that is intended to track a target index, it is subject to the risk that the Underlying Fund may track its target index less closely. For example, an adviser to the Underlying Fund may select securities that are not fully representative of the index, and the Underlying Fund’s transaction expenses, and the size and timing of its cash flows, may result in the Underlying Fund’s performance being different than that of its index. Additionally, the Underlying Fund will generally reflect the performance of its target index even when the index does not perform well.

Model and Data Risk. The Adviser uses proprietary quantitative-based models in selecting investments for the Fund. Investments selected using a model may perform differently than expected as a result of the factors used in the model, the weight placed on each factor, changes from the factors’ historical trends, and technical issues in the construction and implementation of the model (including, for example, data problems, problems with data supplied by third parties, software issues, or other types of errors). There is no guarantee that the Adviser’s quantitative-based models will perform as expected or result in effective investment decisions for the Fund.

Short Sale Risk. The Fund may engage in short sales. The larger a Fund’s short position, the greater the potential for gain and loss. If a security sold short increases in price, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss, which can be unlimited. To borrow the security, the Fund also may be required to pay a premium, which could increase the cost of the security sold short. In addition, because a Fund’s loss on a short sale arises from increases in the value of the security sold short, such loss is theoretically unlimited.

Equity Risk. To the extent the Fund invests in Underlying Funds that invest in equity securities, it is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of an Underlying Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility.

Dividend-Paying Securities Risk. To the extent the Fund invests in Underlying Funds that invest in dividend-paying securities it will be subject to certain risks. The company issuing such securities may fail and have to decrease or eliminate its dividend. In such an event, an Underlying Fund, and in turn the Fund, may not only lose the dividend payout but the stock price of the company may fall.

Small- and Mid-Cap Risk. To the extent the Fund invests in Underlying Funds that invest in small- and mid-capitalization companies, the Fund will be subject to additional risks. Smaller companies may experience greater volatility, higher failure rates, more limited markets, product lines, financial resources, and less management experience than larger companies. Smaller companies may also have a lower trading volume, which may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies.

Passive Investment Risk. The “Core” portion of the Fund’s investment philosophy is devoted to passive management. As such, it invests in Underlying Funds whose securities are representative of a certain benchmark or index regardless of investment merit. Within the “Core” component of the Fund’s portfolio, the Fund does not attempt to outperform its benchmark or index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to its benchmark or index.

Volatility Risk. Equity securities tend to be more volatile than other investment choices. The value of an individual Underlying Fund can be more volatile than the market as a whole. This volatility affects the value of the Fund’s shares.

Foreign Securities Risk. Underlying Funds in the Fund’s portfolio may invest in foreign securities. Foreign securities are subject to additional risks not typically associated with investments in domestic securities. These risks may include, among others, currency risk, country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), different trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility.

Emerging Markets Securities Risk. To the extent that Underlying Funds invest in issuers located in emerging markets, foreign securities risk may be heightened by political changes, changes in taxation, or currency controls that could adversely affect the values of these investments. Emerging markets have been more volatile than the markets of developed countries with more mature economies.

High-Yield Securities (“Junk Bond”) Risk. To the extent that the Fund invests in Underlying Funds that invest in high-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”), the Fund may be subject to greater levels of interest rate and credit risk than funds that do not invest in such securities. Junk bonds are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Underlying Fund’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, an investor may lose its entire investment, which will affect the Fund’s return.

Industry or Sector Focus Risk. To the extent the Underlying Funds in which the Fund invests focus their investments in a particular industry or sector, the Fund’s shares may be more volatile and fluctuate more than shares of a fund investing in a broader range of securities. One reason for dedicating assets to a specific industry or sector is to capitalize on performance momentum due to significant changes in market conditions, economic conditions, geopolitical conditions, etc. Another reason for dedicating assets to a specific industry or sector would be to reduce downside exposure to significant changes in conditions such as market, economic or geopolitical.

Derivatives Risk. Underlying Funds in the Fund’s portfolio may use derivative instruments such as put and call options on stocks and stock indices, and index futures contracts and options thereon. There is no guarantee such strategies will work. The value of derivatives may rise or fall more rapidly than other investments. For some derivatives, it is possible to lose more than the amount invested in the derivative. Other risks of investments in derivatives include imperfect correlation between the value of these instruments and the underlying assets; risks of default by the other party to the derivative transactions; risks that the transactions may result in losses that offset gains in portfolio positions; and risks that the derivative transactions may not be liquid. While futures contracts are generally liquid instruments, under certain market conditions they may become illiquid. As a result, the Underlying Fund may not be able to close out a position in a futures contract at a time that is advantageous. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Underlying Fund’s initial investment in such contracts. The Underlying Fund’s use of derivatives may magnify losses for it and the Fund.

If the Underlying Fund is not successful in employing such instruments in managing its portfolio, its performance will be worse than if it did not invest in such instruments. Successful use by an Underlying Fund of options on stock indices, index futures contracts (and options thereon) will be subject to its ability to correctly predict movements in the direction of the securities generally or of a particular market segment. In addition, Underlying Funds will pay commissions and other costs in connection with such investments, which may increase the Fund’s expenses and reduce the return. In utilizing certain derivatives, an Underlying Fund’s losses are potentially unlimited. Derivative instruments may also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses.

Underlying Funds in which the Fund invests may use derivatives to seek to manage the risks described below.

Interest rate risk. This is the risk that the market value of bonds owned by the Underlying Funds will fluctuate as interest rates go up and down.

Yield curve risk. This is the risk that there is an adverse shift in market interest rates of fixed income investments held by the Underlying Funds. The risk is associated with either flattening or steepening of the yield curve, which is a result of changing yields among comparable bonds with different maturities. If the yield curve flattens, then the yield spread between long- and short-term interest rates narrows and the price of a bond will change. If the curve steepens, then the spread between the long- and short-term interest rates increases which means long-term bond prices decrease relative to short-term bond prices.

Prepayment risk. This is the risk that the issuers of bonds owned by the Underlying Funds will prepay them at a time when interest rates have declined, any proceeds may have to be invested in bonds with lower interest rates, which can reduce the returns.

Liquidity risk. This is the risk that assets held by the Underlying Funds may not be liquid.

Credit risk. This is the risk that an issuer of a bond held by the Underlying Funds may default.

Market risk. This is the risk that the value of a security or portfolio of securities will change in value due to a change in general market sentiment or market expectations.

Inflation risk. This is the risk that the value of assets or income will decrease as inflation shrinks the purchasing power of a particular currency.

Commodity Risk. Investing in commodities may subject an Underlying Fund to greater volatility than investments in traditional securities. The commodities markets have experienced periods of extreme volatility and future market conditions may result in rapid and substantial valuation increases and decreases. The value of commodities and commodity contracts may be affected by a variety of factors, including global supply and demand, changes in interest rates, commodity index volatility, and factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargos, government regulation, tariffs and taxes, world events and economic, political and regulatory developments. Certain commodities or natural resources may be produced in a limited number of countries and may be controlled by a small number of producers. Political, economic and supply-related events in such countries could have a significant impact on the value of such commodities.

RIC Qualification Risk. To qualify for treatment as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”), the Fund must meet certain income source, asset diversification and annual distribution requirements. Among other means of not satisfying the qualifications to be treated as a RIC, the Fund’s investments in certain ETFs that invest in or hold physical commodities could cause the Fund to fail the income source component of the RIC requirements. If, in any year, the Fund fails to qualify as a RIC for any reason and does not use a “cure” provision, the Fund would be taxed as an ordinary corporation and would become (or remain) subject to corporate income tax. The resulting corporate taxes could substantially reduce the Fund’s net assets, the amount of income available for distribution and the amount of distributions.

R4 Class Shares C000229452 [Member] | THE E-VALUATOR CONSERVATIVE/MODERATE (30%-50%) RMS FUND
Prospectus [Line Items]
Risk [Text Block]

Principal Risks

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s net asset value and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Principal Risks described herein pertain to direct risks of making an investment in the Fund and/or risks of the Underlying Funds.

Market Risk. The prices of securities held by the Fund may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; military conflict; the spread of infectious illness or other public health issue; and currency, interest rate and commodity price fluctuations.

Management Risk. The Fund is subject to management risk. The Adviser’s investment approach may fail to produce the intended results. If the Adviser’s perception of an Underlying Fund’s value is not realized in the expected time frame, the Fund’s overall performance may suffer.

Growth Risk. If an Underlying Fund adviser’s perceptions of a company’s growth potential are wrong, the securities purchased by that Underlying Fund (and in turn the Fund) may not perform as expected reducing the Underlying Fund’s and the Fund’s return.

Other Investment Company Risk. The Fund will incur higher and duplicative expenses when it invests in Underlying Funds. There is also the risk that the Fund may suffer losses due to the investment practices of the Underlying Funds. When the Fund invests in an underlying mutual fund or ETF, the Fund will be subject to substantially the same risks as those associated with the direct ownership of securities comprising the Underlying Fund or index on which the ETF or index mutual fund is based and the value of the Fund’s investments will fluctuate in response to the performance and risks of the underlying investments or index. Since the Fund invests in other investment companies that invest in equity securities, risks associated with investments in other investment companies will include stock market risk. In addition to the brokerage costs associated with the fund’s purchase and sale of the underlying securities, ETFs and mutual funds incur fees that are separate from those of the Fund. As a result, the Fund’s shareholders will indirectly bear a proportionate share of the operating expenses of the ETFs and mutual funds, in addition to Fund expenses. Because the Fund is not required to hold shares of Underlying Funds for any minimum period, it may be subject to, and may have to pay, short-term redemption fees imposed by the Underlying Funds. ETFs are subject to additional risks such as the fact that the market price of its shares may trade above or below its net asset value or an active market may not develop. The Fund has no control over the investments and related risks taken by the Underlying Funds in which it invests. The Investment Company Act of 1940 (the “1940 Act”) and the rules and regulations adopted under that statute impose conditions on investment companies which invest in other investment companies, and as a result, the Fund is generally restricted to holding no more than 3% of the outstanding voting shares of any other investment company unless it complies with certain rules.

Closed-End Fund Risk. Closed-end funds may utilize more leverage than other types of investment companies. They can utilize leverage by issuing preferred stocks or debt securities to raise additional capital which can, in turn, be used to buy more securities and leverage its portfolio. Closed-end fund shares may also trade at a discount to their net asset value.

Exchange-Traded Fund Risk. In addition to risks generally associated with investments in investment company securities, ETFs are subject to the following risks that do not apply to traditional mutual funds: (i) an ETF’s shares may trade at a market price that is above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; (iii) the ETF may employ an investment strategy that utilizes high leverage ratios; or (iv) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Inverse and Leveraged ETF Risks. To the extent that the Fund invests in inverse ETFs, the value of the Fund’s investment will decrease when the index underlying the ETF’s benchmark rises, a result that is the opposite from traditional equity or bond funds. The net asset value and market price of leveraged or inverse ETFs are usually more volatile than the value of the tracked index or of other ETFs that do not use leverage. Inverse and leveraged ETFs use investment techniques and financial instruments that may be considered aggressive, including the use of derivative transactions and short selling techniques. Most inverse and leveraged ETFs are designed to achieve their stated objectives on a daily basis. Their performance over long periods of time can differ significantly from the performance or inverse of the performance of the underlying index during the same period of time. This effect can be magnified in volatile markets.

Fixed Income Securities Risk. To the extent the Fund invests in Underlying Funds that invest in fixed income securities, the Fund will be subject to fixed income securities risks. While fixed income securities normally fluctuate less in price than stocks, there have been extended periods of increases in interest rates that have caused significant declines in fixed income securities prices. The values of fixed income securities may be affected by changes in the credit rating or financial condition of their issuers. Generally, the lower the credit rating of a security, the higher the degree of risk as to the payment of interest and return of principal.

Credit Risk. The issuer of a fixed income security may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation.

Change in Rating Risk. If a rating agency gives a debt security a lower rating, the value of the debt security will decline because investors will demand a higher rate of return.

Interest Rate Risk. The value of the Fund may fluctuate based upon changes in interest rates and market conditions. As interest rates increase, the value of the Fund’s income-producing investments may go down. For example, bonds tend to decrease in value when interest rates rise. Debt obligations with longer maturities typically offer higher yields, but are subject to greater price movements as a result of interest rate changes than debt obligations with shorter maturities. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from Fund performance.

Duration Risk. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.

Prepayment Risk. The Fund may invest in Underlying Funds that invest in mortgage- and asset-backed securities, which are subject to fluctuations in yield due to prepayment rates that may be faster or slower than expected.

Income Risk. The Fund’s income could decline due to falling market interest rates. In a falling interest rate environment, the Fund may be required to invest in Underlying Funds that invest their assets in lower-yielding securities. Because interest rates vary, it is impossible to predict the income or yield of the Fund for any particular period.

Portfolio Turnover Risk. The Fund’s investment strategy involves active trading and may result in a high portfolio turnover rate. A high portfolio turnover rate can result in correspondingly greater brokerage commission expenses. A high portfolio turnover may result in the distribution to shareholders of additional capital gains for tax purposes, some of which may be taxable at ordinary income rates. These factors may negatively affect performance.

Index Management Risk. To the extent the Fund invests in an Underlying Fund that is intended to track a target index, it is subject to the risk that the Underlying Fund may track its target index less closely. For example, an adviser to the Underlying Fund may select securities that are not fully representative of the index, and the Underlying Fund’s transaction expenses, and the size and timing of its cash flows, may result in the Underlying Fund’s performance being different than that of its index. Additionally, the Underlying Fund will generally reflect the performance of its target index even when the index does not perform well.

Model and Data Risk. The Adviser uses proprietary quantitative-based models in selecting investments for the Fund. Investments selected using a model may perform differently than expected as a result of the factors used in the model, the weight placed on each factor, changes from the factors’ historical trends, and technical issues in the construction and implementation of the model (including, for example, data problems, problems with data supplied by third parties, software issues, or other types of errors). There is no guarantee that the Adviser’s quantitative-based models will perform as expected or result in effective investment decisions for the Fund.

Short Sale Risk. The Fund may engage in short sales. The larger a Fund’s short position, the greater the potential for gain and loss. If a security sold short increases in price, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss, which can be unlimited. To borrow the security, the Fund also may be required to pay a premium, which could increase the cost of the security sold short. In addition, because a Fund’s loss on a short sale arises from increases in the value of the security sold short, such loss is theoretically unlimited.

Equity Risk. To the extent the Fund invests in Underlying Funds that invest in equity securities, it is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of an Underlying Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility.

Dividend-Paying Securities Risk. To the extent the Fund invests in Underlying Funds that invest in dividend-paying securities it will be subject to certain risks. The company issuing such securities may fail and have to decrease or eliminate its dividend. In such an event, an Underlying Fund, and in turn the Fund, may not only lose the dividend payout but the stock price of the company may fall.

Small- and Mid-Cap Risk. To the extent the Fund invests in Underlying Funds that invest in small- and mid-capitalization companies, the Fund will be subject to additional risks. Smaller companies may experience greater volatility, higher failure rates, more limited markets, product lines, financial resources, and less management experience than larger companies. Smaller companies may also have a lower trading volume, which may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies.

Passive Investment Risk. The “Core” portion of the Fund’s investment philosophy is devoted to passive management. As such, it invests in Underlying Funds whose securities are representative of a certain benchmark or index regardless of investment merit. The Fund does not attempt to outperform its benchmark or index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to its benchmark or index.

Volatility Risk. Equity securities tend to be more volatile than other investment choices. The value of an individual Underlying Fund can be more volatile than the market as a whole. This volatility affects the value of the Fund’s shares.

Foreign Securities Risk. Underlying Funds in the Fund’s portfolio may invest in foreign securities. Foreign securities are subject to additional risks not typically associated with investments in domestic securities. These risks may include, among others, currency risk, country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), different trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility.

Emerging Markets Securities Risk. To the extent that Underlying Funds invest in issuers located in emerging markets, foreign securities risk may be heightened by political changes, changes in taxation, or currency controls that could adversely affect the values of these investments. Emerging markets have been more volatile than the markets of developed countries with more mature economies.

High-Yield Securities (“Junk Bond”) Risk. To the extent that the Fund invests in Underlying Funds that invest in high-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”), the Fund may be subject to greater levels of interest rate and credit risk than funds that do not invest in such securities. Junk bonds are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Underlying Fund’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, an investor may lose its entire investment, which will affect the Fund’s return.

Industry or Sector Focus Risk. To the extent the Underlying Funds in which the Fund invests focus their investments in a particular industry or sector, the Fund’s shares may be more volatile and fluctuate more than shares of a fund investing in a broader range of securities. One reason for dedicating assets to a specific industry or sector is to capitalize on performance momentum due to significant changes in market conditions, economic conditions, geopolitical conditions, etc. Another reason for dedicating assets to a specific industry or sector would be to reduce downside exposure due to a significant change in market conditions, economic conditions, geopolitical conditions, etc.

Derivatives Risk. Underlying Funds in the Fund’s portfolio may use derivative instruments such as put and call options on stocks and stock indices, and index futures contracts and options thereon. There is no guarantee such strategies will work. The value of derivatives may rise or fall more rapidly than other investments. For some derivatives, it is possible to lose more than the amount invested in the derivative. Other risks of investments in derivatives include imperfect correlation between the value of these instruments and the underlying assets; risks of default by the other party to the derivative transactions; risks that the transactions may result in losses that offset gains in portfolio positions; and risks that the derivative transactions may not be liquid. While futures contracts are generally liquid instruments, under certain market conditions they may become illiquid. As a result, the Underlying Fund, may not be able to close out a position in a futures contract at a time that is advantageous. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Underlying Fund’s initial investment in such contracts. The Underlying Fund’s use of derivatives may magnify losses for it and the Fund.

If the Underlying Fund is not successful in employing such instruments in managing its portfolio, its performance will be worse than if it did not invest in such instruments. Successful use by an Underlying fund of options on stock indices, index futures contracts (and options thereon) will be subject to its ability to correctly predict movements in the direction of the securities generally or of a particular market segment. In addition, Underlying Funds will pay commissions and other costs in connection with such investments, which may increase the Fund’s expenses and reduce the return. In utilizing certain derivatives, an Underlying Fund’s losses are potentially unlimited. Derivative instruments may also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses.

Underlying Funds in which the Fund invests may use derivatives to seek to manage the risks described below.

Interest rate risk. This is the risk that the market value of bonds owned by the Underlying Funds will fluctuate as interest rates go up and down.

Yield curve risk. This is the risk that there is an adverse shift in market interest rates of fixed income investments held by the Underlying Funds. The risk is associated with either flattening or steepening of the yield curve, which is a result of changing yields among comparable bonds with different maturities. If the yield curve flattens, then the yield spread between long-and short-term interest rates narrows and the price of a bond will change. If the curve steepens, then the spread between the long- and short-term interest rates increases which means long-term bond prices decrease relative to short-term bond prices.

Prepayment risk. This is the risk that the issuers of bonds owned by the Underlying Funds will prepay them at a time when interest rates have declined, any proceeds may have to be invested in bonds with lower interest rates, which can reduce the returns.

Liquidity risk. This is the risk that assets held by the Underlying Funds may not be liquid.

Credit risk. This is the risk that an issuer of a bond held by the Underlying Funds may default.

Market risk. This is the risk that the value of a security or portfolio of securities will change in value due to a change in general market sentiment or market expectations.

Inflation risk. This is the risk that the value of assets or income will decrease as inflation shrinks the purchasing power of a particular currency.

Commodity Risk. Investing in commodities may subject an Underlying Fund to greater volatility than investments in traditional securities. The commodities markets have experienced periods of extreme volatility and future market conditions may result in rapid and substantial valuation increases and decreases. The value of commodities and commodity contracts may be affected by a variety of factors, including global supply and demand, changes in interest rates, commodity index volatility, and factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargos, government regulation, tariffs and taxes, world events and economic, political and regulatory developments. Certain commodities or natural resources may be produced in a limited number of countries and may be controlled by a small number of producers. Political, economic and supply-related events in such countries could have a significant impact on the value of such commodities.

RIC Qualification Risk. To qualify for treatment as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”), the Fund must meet certain income source, asset diversification and annual distribution requirements. Among other means of not satisfying the qualifications to be treated as a RIC, the Fund’s investments in certain ETFs that invest in or hold physical commodities could cause the Fund to fail the income source component of the RIC requirements. If, in any year, the Fund fails to qualify as a RIC for any reason and does not use a “cure” provision, the Fund would be taxed as an ordinary corporation and would become (or remain) subject to corporate income tax. The resulting corporate taxes could substantially reduce the Fund’s net assets, the amount of income available for distribution and the amount of distributions.

R4 Class Shares C000229454 [Member] | THE E-VALUATOR MODERATE (50%-70%) RMS FUND
Prospectus [Line Items]
Risk [Text Block]

Principal Risks

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s net asset value and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Principal Risks described herein pertain to direct risks of making an investment in the Fund and/or risks of the Underlying Funds.

Market Risk. The prices of securities held by the Fund may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; military conflict; the spread of infectious illness or other public health issue; and currency, interest rate and commodity price fluctuations.

Management Risk. The Fund is subject to management risk. The Adviser’s investment approach may fail to produce the intended results. If the Adviser’s perception of an Underlying Fund’s value is not realized in the expected time frame, the Fund’s overall performance may suffer.

Growth Risk. If an Underlying Fund adviser’s perceptions of a company’s growth potential are wrong, the securities purchased by that Underlying Fund (and in turn the Fund) may not perform as expected reducing the Underlying Fund’s and the Fund’s return.

Other Investment Company Risk. The Fund will incur higher and duplicative expenses when it invests in Underlying Funds. There is also the risk that the Fund may suffer losses due to the investment practices of the Underlying Funds. When the Fund invests in an underlying mutual fund or ETF, the Fund will be subject to substantially the same risks as those associated with the direct ownership of securities comprising the Underlying Fund or index on which the ETF or index mutual fund is based and the value of the Fund’s investments will fluctuate in response to the performance and risks of the underlying investments or index. Since the Fund invests in other investment companies that invest in equity securities, risks associated with investments in other investment companies will include stock market risk. In addition to the brokerage costs associated with the fund’s purchase and sale of the underlying securities, ETFs and mutual funds incur fees that are separate from those of the Fund. As a result, the Fund’s shareholders will indirectly bear a proportionate share of the operating expenses of the ETFs and mutual funds, in addition to Fund expenses. Because the Fund is not required to hold shares of Underlying Funds for any minimum period, it may be subject to, and may have to pay, short-term redemption fees imposed by the Underlying Funds. ETFs are subject to additional risks such as the fact that the market price of its shares may trade above or below its net asset value or an active market may not develop. The Fund has no control over the investments and related risks taken by the Underlying Funds in which it invests. The Investment Company Act of 1940 (the “1940 Act”) and the rules and regulations adopted under that statute impose conditions on investment companies which invest in other investment companies, and as a result, the Fund is generally restricted to holding no more than 3% of the outstanding voting shares of any other investment company unless it complies with certain rules.

Closed-End Fund Risk. Closed-end funds may utilize more leverage than other types of investment companies. They can utilize leverage by issuing preferred stocks or debt securities to raise additional capital which can, in turn, be used to buy more securities and leverage its portfolio. Closed-end fund shares may also trade at a discount to their net asset value.

Exchange-Traded Fund Risk. In addition to risks generally associated with investments in investment company securities, ETFs are subject to the following risks that do not apply to traditional mutual funds: (i) an ETF’s shares may trade at a market price that is above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; (iii) the ETF may employ an investment strategy that utilizes high leverage ratios; or (iv) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Inverse and Leveraged ETF Risks. To the extent that the Fund invests in inverse ETFs, the value of the Fund’s investment will decrease when the index underlying the ETF’s benchmark rises, a result that is the opposite from traditional equity or bond funds. The net asset value and market price of leveraged or inverse ETFs are usually more volatile than the value of the tracked index or of other ETFs that do not use leverage. Inverse and leveraged ETFs use investment techniques and financial instruments that may be considered aggressive, including the use of derivative transactions and short selling techniques. Most inverse and leveraged ETFs are designed to achieve their stated objectives on a daily basis. Their performance over long periods of time can differ significantly from the performance or inverse of the performance of the underlying index during the same period of time. This effect can be magnified in volatile markets.

Equity Risk. To the extent the Fund invests in Underlying Funds that invest in equity securities, it is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of an Underlying Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility.

Dividend-Paying Securities Risk. To the extent the Fund invests in Underlying Funds that invest in dividend-paying securities it will be subject to certain risks. The company issuing such securities may fail and have to decrease or eliminate its dividend. In such an event, an Underlying Fund, and in turn the Fund, may not only lose the dividend payout but the stock price of the company may fall.

Portfolio Turnover Risk. The Fund’s investment strategy involves active trading and may result in a high portfolio turnover rate. A high portfolio turnover rate can result in correspondingly greater brokerage commission expenses. A high portfolio turnover may result in the distribution to shareholders of additional capital gains for tax purposes, some of which may be taxable at ordinary income rates. These factors may negatively affect performance.

Index Management Risk. To the extent the Fund invests in an Underlying Fund that is intended to track a target index, it is subject to the risk that the Underlying Fund may track its target index less closely. For example, an adviser to the Underlying Fund may select securities that are not fully representative of the index, and the Underlying Fund’s transaction expenses, and the size and timing of its cash flows, may result in the Underlying Fund’s performance being different than that of its index. Additionally, the Underlying Fund will generally reflect the performance of its target index even when the index does not perform well.

Model and Data Risk. The Adviser uses proprietary quantitative-based models in selecting investments for the Fund. Investments selected using a model may perform differently than expected as a result of the factors used in the model, the weight placed on each factor, changes from the factors’ historical trends, and technical issues in the construction and implementation of the model (including, for example, data problems, problems with data supplied by third parties, software issues, or other types of errors). There is no guarantee that the Adviser’s quantitative-based models will perform as expected or result in effective investment decisions for the Fund.

Short Sale Risk. The Fund may engage in short sales. The larger a Fund’s short position, the greater the potential for gain and loss. If a security sold short increases in price, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss, which can be unlimited. To borrow the security, the Fund also may be required to pay a premium, which could increase the cost of the security sold short. In addition, because a Fund’s loss on a short sale arises from increases in the value of the security sold short, such loss is theoretically unlimited.

Small- and Mid-Cap Risk. To the extent the Fund invests in Underlying Funds that invest in small- and mid-capitalization companies, the Fund will be subject to additional risks. Smaller companies may experience greater volatility, higher failure rates, more limited markets, product lines, financial resources, and less management experience than larger companies. Smaller companies may also have a lower trading volume, which may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies.

Passive Investment Risk. The “Core” portion of the Fund’s investment philosophy is devoted to passive management. As such, it invests in Underlying Funds whose securities are representative of a certain benchmark or index regardless of investment merit. The Fund does not attempt to outperform its benchmark or index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to its benchmark or index.

Volatility Risk. Equity securities tend to be more volatile than other investment choices. The value of an individual Underlying Fund can be more volatile than the market as a whole. This volatility affects the value of the Fund’s shares.

Foreign Securities Risk. Underlying Funds in the Fund’s portfolio may invest in foreign securities. Foreign securities are subject to additional risks not typically associated with investments in domestic securities. These risks may include, among others, currency risk, country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), different trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility.

Emerging Markets Securities Risk. To the extent that Underlying Funds invest in issuers located in emerging markets, foreign securities risk may be heightened by political changes, changes in taxation, or currency controls that could adversely affect the values of these investments. Emerging markets have been more volatile than the markets of developed countries with more mature economies.

Fixed Income Securities Risk. To the extent the Fund invests in Underlying Funds that invest in fixed income securities, the Fund will be subject to fixed income securities risks. While fixed income securities normally fluctuate less in price than stocks, there have been extended periods of increases in interest rates that have caused significant declines in fixed income securities prices. The values of fixed income securities may be affected by changes in the credit rating or financial condition of their issuers. Generally, the lower the credit rating of a security, the higher the degree of risk as to the payment of interest and return of principal.

Credit Risk. The issuer of a fixed income security may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation.

Change in Rating Risk. If a rating agency gives a debt security a lower rating, the value of the debt security will decline because investors will demand a higher rate of return.

Interest Rate Risk. The value of the Fund may fluctuate based upon changes in interest rates and market conditions. As interest rates increase, the value of the Fund’s income-producing investments may go down. For example, bonds tend to decrease in value when interest rates rise. Debt obligations with longer maturities typically offer higher yields, but are subject to greater price movements as a result of interest rate changes than debt obligations with shorter maturities. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from Fund performance.

Duration Risk. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.

Prepayment Risk. The Fund may invest in Underlying Funds that invest in mortgage- and asset-backed securities, which are subject to fluctuations in yield due to prepayment rates that may be faster or slower than expected.

Income Risk. The Fund’s income could decline due to falling market interest rates. In a falling interest rate environment, the Fund may be required to invest in Underlying Funds that invest their assets in lower-yielding securities. Because interest rates vary, it is impossible to predict the income or yield of the Fund for any particular period.

High-Yield Securities (“Junk Bond”) Risk. To the extent that the Fund invests in Underlying Funds that invest in high-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”), the Fund may be subject to greater levels of interest rate and credit risk than funds that do not invest in such securities. Junk bonds are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Underlying Fund’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, an investor may lose its entire investment, which will affect the Fund’s return.

Industry or Sector Focus Risk. To the extent the Underlying Funds in which the Fund invests focus their investments in a particular industry or sector, the Fund’s shares may be more volatile and fluctuate more than shares of a fund investing in a broader range of securities. One reason for dedicating assets to a specific industry or sector is to capitalize on performance momentum due to significant changes in market conditions, economic conditions, geopolitical conditions, etc. Another reason for dedicating assets to a specific industry or sector would be to reduce downside exposure due to a significant change in market conditions, economic conditions, geopolitical conditions, etc.

Derivatives Risk. Underlying Funds in the Fund’s portfolio may use derivative instruments such as put and call options on stocks and stock indices, and index futures contracts and options thereon. There is no guarantee such strategies will work. The value of derivatives may rise or fall more rapidly than other investments. For some derivatives, it is possible to lose more than the amount invested in the derivative. Other risks of investments in derivatives include imperfect correlation between the value of these instruments and the underlying assets; risks of default by the other party to the derivative transactions; risks that the transactions may result in losses that offset gains in portfolio positions; and risks that the derivative transactions may not be liquid. While futures contracts are generally liquid instruments, under certain market conditions they may become illiquid. As a result, the Underlying Fund, may not be able to close out a position in a futures contract at a time that is advantageous. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Underlying Fund’s initial investment in such contracts. The Underlying Fund’s use of derivatives may magnify losses for it and the Fund.

If the Underlying Fund is not successful in employing such instruments in managing its portfolio, its performance will be worse than if it did not invest in such instruments. Successful use by an Underlying fund of options on stock indices, index futures contracts (and options thereon) will be subject to its ability to correctly predict movements in the direction of the securities generally or of a particular market segment. In addition, Underlying Funds will pay commissions and other costs in connection with such investments, which may increase the Fund’s expenses and reduce the return. In utilizing certain derivatives, an Underlying Fund’s losses are potentially unlimited. Derivative instruments may also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses.

Underlying Funds in which the Fund invests may use derivatives to seek to manage the risks described below.

Interest rate risk. This is the risk that the market value of bonds owned by the Underlying Funds will fluctuate as interest rates go up and down.

Yield curve risk. This is the risk that there is an adverse shift in market interest rates of fixed income investments held by the Underlying Funds. The risk is associated with either flattening or steepening of the yield curve, which is a result of changing yields among comparable bonds with different maturities. If the yield curve flattens, then the yield spread between long- and short-term interest rates narrows and the price of a bond will change. If the curve steepens, then the spread between the long- and short-term interest rates increases which means long-term bond prices decrease relative to short-term bond prices.

Prepayment risk. This is the risk that the issuers of bonds owned by the Underlying Funds will prepay them at a time when interest rates have declined, any proceeds may have to be invested in bonds with lower interest rates, which can reduce the returns.

Liquidity risk. This is the risk that assets held by the Underlying Funds may not be liquid.

Credit risk. This is the risk that an issuer of a bond held by the Underlying Funds may default.

Market risk. This is the risk that the value of a security or portfolio of securities will change in value due to a change in general market sentiment or market expectations.

Inflation risk. This is the risk that the value of assets or income will decrease as inflation shrinks the purchasing power of a particular currency.

Commodity Risk. Investing in commodities may subject an Underlying Fund to greater volatility than investments in traditional securities. The commodities markets have experienced periods of extreme volatility and future market conditions may result in rapid and substantial valuation increases and decreases. The value of commodities and commodity contracts may be affected by a variety of factors, including global supply and demand, changes in interest rates, commodity index volatility, and factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargos, government regulation, tariffs and taxes, world events and economic, political and regulatory developments. Certain commodities or natural resources may be produced in a limited number of countries and may be controlled by a small number of producers. Political, economic and supply-related events in such countries could have a significant impact on the value of such commodities.

RIC Qualification Risk. To qualify for treatment as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”), the Fund must meet certain income source, asset diversification and annual distribution requirements. Among other means of not satisfying the qualifications to be treated as a RIC, the Fund’s investments in certain ETFs that invest in or hold physical commodities could cause the Fund to fail the income source component of the RIC requirements. If, in any year, the Fund fails to qualify as a RIC for any reason and does not use a “cure” provision, the Fund would be taxed as an ordinary corporation and would become (or remain) subject to corporate income tax. The resulting corporate taxes could substantially reduce the Fund’s net assets, the amount of income available for distribution and the amount of distributions.

R4 Class Shares C000229453 [Member] | THE E-VALUATOR GROWTH (70%-85%) RMS FUND
Prospectus [Line Items]
Risk [Text Block]

Principal Risks

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s net asset value and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Principal Risks described herein pertain to direct risks of making an investment in the Fund and/or risks of the Underlying Funds.

Market Risk. The prices of securities held by the Fund may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; military conflict; the spread of infectious illness or other public health issue; and currency, interest rate and commodity price fluctuations.

Management Risk. The Fund is subject to management risk. The Adviser’s investment approach may fail to produce the intended results. If the Adviser’s perception of an Underlying Fund’s value is not realized in the expected time frame, the Fund’s overall performance may suffer.

Growth Risk. If an Underlying Fund adviser’s perceptions of a company’s growth potential are wrong, the securities purchased by that Underlying Fund (and in turn the Fund) may not perform as expected reducing the Underlying Fund’s and the Fund’s return.

Other Investment Company Risk. The Fund will incur higher and duplicative expenses when it invests in Underlying Funds. There is also the risk that the Fund may suffer losses due to the investment practices of the Underlying Funds. When the Fund invests in an underlying mutual fund or ETF, the Fund will be subject to substantially the same risks as those associated with the direct ownership of securities comprising the Underlying Fund or index on which the ETF or index mutual fund is based and the value of the Fund’s investments will fluctuate in response to the performance and risks of the underlying investments or index. Since the Fund invests in other investment companies that invest in equity securities, risks associated with investments in other investment companies will include stock market risk. In addition to the brokerage costs associated with the fund’s purchase and sale of the underlying securities, ETFs and mutual funds incur fees that are separate from those of the Fund. As a result, the Fund’s shareholders will indirectly bear a proportionate share of the operating expenses of the ETFs and mutual funds, in addition to Fund expenses. Because the Fund is not required to hold shares of Underlying Funds for any minimum period, it may be subject to, and may have to pay, short-term redemption fees imposed by the Underlying Funds. ETFs are subject to additional risks such as the fact that the market price of its shares may trade above or below its net asset value or an active market may not develop. The Fund has no control over the investments and related risks taken by the Underlying Funds in which it invests. The Investment Company Act of 1940 (the “1940 Act”) and the rules and regulations adopted under that statute impose conditions on investment companies which invest in other investment companies, and as a result, the Fund is generally restricted on the amount of shares of another investment company to shares amounting to no more than 3% of the outstanding voting shares of such other investment company unless it complies with certain rules.

Closed-End Fund Risk. Closed-end funds may utilize more leverage than other types of investment companies. They can utilize leverage by issuing preferred stocks or debt securities to raise additional capital which can, in turn, be used to buy more securities and leverage its portfolio. Closed-end fund shares may also trade at a discount to their net asset value.

Exchange-Traded Fund Risk. In addition to risks generally associated with investments in investment company securities, ETFs are subject to the following risks that do not apply to traditional mutual funds: (i) an ETF’s shares may trade at a market price that is above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; (iii) the ETF may employ an investment strategy that utilizes high leverage ratios; or (iv) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Inverse and Leveraged ETF Risks. To the extent that the Fund invests in inverse ETFs, the value of the Fund’s investment will decrease when the index underlying the ETF’s benchmark rises, a result that is the opposite from traditional equity or bond funds. The net asset value and market price of leveraged or inverse ETFs are usually more volatile than the value of the tracked index or of other ETFs that do not use leverage. Inverse and leveraged ETFs use investment techniques and financial instruments that may be considered aggressive, including the use of derivative transactions and short selling techniques. Most inverse and leveraged ETFs are designed to achieve their stated objectives on a daily basis. Their performance over long periods of time can differ significantly from the performance or inverse of the performance of the underlying index during the same period of time. This effect can be magnified in volatile markets.

Equity Risk. To the extent the Fund invests in Underlying Funds that invest in equity securities, it is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of an Underlying Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility.

Dividend-Paying Securities Risk. To the extent the Fund invests in Underlying Funds that invest in dividend-paying securities it will be subject to certain risks. The company issuing such securities may fail and have to decrease or eliminate its dividend. In such an event, an Underlying Fund, and in turn the Fund, may not only lose the dividend payout but the stock price of the company may fall.

Portfolio Turnover Risk. The Fund’s investment strategy involves active trading and may result in a high portfolio turnover rate. A high portfolio turnover rate can result in correspondingly greater brokerage commission expenses. A high portfolio turnover may result in the distribution to shareholders of additional capital gains for tax purposes, some of which may be taxable at ordinary income rates. These factors may negatively affect performance.

Index Management Risk. To the extent the Fund invests in an Underlying Fund that is intended to track a target index, it is subject to the risk that the Underlying Fund may track its target index less closely. For example, an adviser to the Underlying Fund may select securities that are not fully representative of the index, and the Underlying Fund’s transaction expenses, and the size and timing of its cash flows, may result in the Underlying Fund’s performance being different than that of its index. Additionally, the Underlying Fund will generally reflect the performance of its target index even when the index does not perform well.

Model and Data Risk. The Adviser uses proprietary quantitative-based models in selecting investments for the Fund. Investments selected using a model may perform differently than expected as a result of the factors used in the model, the weight placed on each factor, changes from the factors’ historical trends, and technical issues in the construction and implementation of the model (including, for example, data problems, problems with data supplied by third parties, software issues, or other types of errors). There is no guarantee that the Adviser’s quantitative-based models will perform as expected or result in effective investment decisions for the Fund.

Short Sale Risk. The Fund may engage in short sales. The larger a Fund’s short position, the greater the potential for gain and loss. If a security sold short increases in price, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss, which can be unlimited. To borrow the security, the Fund also may be required to pay a premium, which could increase the cost of the security sold short. In addition, because a Fund’s loss on a short sale arises from increases in the value of the security sold short, such loss is theoretically unlimited.

Small- and Mid-Cap Risk. To the extent the Fund invests in Underlying Funds that invest in small- and mid-capitalization companies, the Fund will be subject to additional risks. Smaller companies may experience greater volatility, higher failure rates, more limited markets, product lines, financial resources, and less management experience than larger companies. Smaller companies may also have a lower trading volume, which may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies.

Passive Investment Risk. The “Core” portion of the Fund’s investment philosophy is devoted to passive management. As such, it invests in Underlying Funds whose securities are representative of a certain benchmark or index regardless of investment merit. The Fund does not attempt to outperform its benchmark or index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to its benchmark or index.

Volatility Risk. Equity securities tend to be more volatile than other investment choices. The value of an individual Underlying Fund can be more volatile than the market as a whole. This volatility affects the value of the Fund’s shares.

Foreign Securities Risk. Underlying Funds in the Fund’s portfolio may invest in foreign securities. Foreign securities are subject to additional risks not typically associated with investments in domestic securities. These risks may include, among others, currency risk, country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), different trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility.

Emerging Markets Securities Risk. To the extent that Underlying Funds invest in issuers located in emerging markets, foreign securities risk may be heightened by political changes, changes in taxation, or currency controls that could adversely affect the values of these investments. Emerging markets have been more volatile than the markets of developed countries with more mature economies.

Fixed Income Securities Risk. To the extent the Fund invests in Underlying Funds that invest in fixed income securities, the Fund will be subject to fixed income securities risks. While fixed income securities normally fluctuate less in price than stocks, there have been extended periods of increases in interest rates that have caused significant declines in fixed income securities prices. The values of fixed income securities may be affected by changes in the credit rating or financial condition of their issuers. Generally, the lower the credit rating of a security, the higher the degree of risk as to the payment of interest and return of principal.

Credit Risk. The issuer of a fixed income security may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation.

Change in Rating Risk. If a rating agency gives a debt security a lower rating, the value of the debt security will decline because investors will demand a higher rate of return.

Interest Rate Risk. The value of the Fund may fluctuate based upon changes in interest rates and market conditions. As interest rates increase, the value of the Fund’s income-producing investments may go down. For example, bonds tend to decrease in value when interest rates rise. Debt obligations with longer maturities typically offer higher yields, but are subject to greater price movements as a result of interest rate changes than debt obligations with shorter maturities. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from Fund performance.

Duration Risk. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.

Prepayment Risk. The Fund may invest in Underlying Funds that invest in mortgage- and asset-backed securities, which are subject to fluctuations in yield due to prepayment rates that may be faster or slower than expected.

Income Risk. The Fund’s income could decline due to falling market interest rates. In a falling interest rate environment, the Fund may be required to invest in Underlying Funds that invest their assets in lower-yielding securities. Because interest rates vary, it is impossible to predict the income or yield of the Fund for any particular period.

High-Yield Securities (“Junk Bond”) Risk. To the extent that the Fund invests in Underlying Funds that invest in high-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”), the Fund may be subject to greater levels of interest rate and credit risk than funds that do not invest in such securities. Junk bonds are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Underlying Fund’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, an investor may lose its entire investment, which will affect the Fund’s return.

Industry or Sector Focus Risk. To the extent the Underlying Funds in which the Fund invests focus their investments in a particular industry or sector, the Fund’s shares may be more volatile and fluctuate more than shares of a fund investing in a broader range of securities. One reason for dedicating assets to a specific industry or sector is to capitalize on performance momentum due to significant changes in market conditions, economic conditions, geopolitical conditions, etc. Another reason for dedicating assets to a specific industry or sector would be to reduce downside exposure due to a significant change in market conditions, economic conditions, geopolitical conditions, etc.

Derivatives Risk. Underlying Funds in the Fund’s portfolio may use derivative instruments such as put and call options on stocks and stock indices, and index futures contracts and options thereon. There is no guarantee such strategies will work. The value of derivatives may rise or fall more rapidly than other investments. For some derivatives, it is possible to lose more than the amount invested in the derivative. Other risks of investments in derivatives include imperfect correlation between the value of these instruments and the underlying assets; risks of default by the other party to the derivative transactions; risks that the transactions may result in losses that offset gains in portfolio positions; and risks that the derivative transactions may not be liquid. While futures contracts are generally liquid instruments, under certain market conditions they may become illiquid. As a result, the Underlying Fund, may not be able to close out a position in a futures contract at a time that is advantageous. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Underlying Fund’s initial investment in such contracts. The Underlying Fund’s use of derivatives may magnify losses for it and the Fund.

If the Underlying Fund is not successful in employing such instruments in managing its portfolio, its performance will be worse than if it did not invest in such instruments. Successful use by an Underlying fund of options on stock indices, index futures contracts (and options thereon) will be subject to its ability to correctly predict movements in the direction of the securities generally or of a particular market segment. In addition, Underlying Funds will pay commissions and other costs in connection with such investments, which may increase the Fund’s expenses and reduce the return. In utilizing certain derivatives, an Underlying Fund’s losses are potentially unlimited. Derivative instruments may also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses.

Underlying Funds in which the Fund invests may use derivatives to seek to manage the risks described below.

Interest rate risk. This is the risk that the market value of bonds owned by the Underlying Funds will fluctuate as interest rates go up and down.

Yield curve risk. This is the risk that there is an adverse shift in market interest rates of fixed income investments held by the Underlying Funds. The risk is associated with either flattening or steepening of the yield curve, which is a result of changing yields among comparable bonds with different maturities. If the yield curve flattens, then the yield spread between long-and short-term interest rates narrows and the price of a bond will change. If the curve steepens, then the spread between the long- and short-term interest rates increases which means long-term bond prices decrease relative to short-term bond prices.

Prepayment risk. This is the risk that the issuers of bonds owned by the Underlying Funds will prepay them at a time when interest rates have declined, any proceeds may have to be invested in bonds with lower interest rates, which can reduce the returns.

Liquidity risk. This is the risk that assets held by the Underlying Funds may not be liquid.

Credit risk. This is the risk that an issuer of a bond held by the Underlying Funds may default.

Market risk. This is the risk that the value of a security or portfolio of securities will change in value due to a change in general market sentiment or market expectations.

Inflation risk. This is the risk that the value of assets or income will decrease as inflation shrinks the purchasing power of a particular currency.

Commodity Risk. Investing in commodities may subject an Underlying Fund to greater volatility than investments in traditional securities. The commodities markets have experienced periods of extreme volatility and future market conditions may result in rapid and substantial valuation increases and decreases. The value of commodities and commodity contracts may be affected by a variety of factors, including global supply and demand, changes in interest rates, commodity index volatility, and factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargos, government regulation, tariffs and taxes, world events and economic, political and regulatory developments. Certain commodities or natural resources may be produced in a limited number of countries and may be controlled by a small number of producers. Political, economic and supply-related events in such countries could have a significant impact on the value of such commodities.

RIC Qualification Risk. To qualify for treatment as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”), the Fund must meet certain income source, asset diversification and annual distribution requirements. Among other means of not satisfying the qualifications to be treated as a RIC, the Fund’s investments in certain ETFs that invest in or hold physical commodities could cause the Fund to fail the income source component of the RIC requirements. If, in any year, the Fund fails to qualify as a RIC for any reason and does not use a “cure” provision, the Fund would be taxed as an ordinary corporation and would become (or remain) subject to corporate income tax. The resulting corporate taxes could substantially reduce the Fund’s net assets, the amount of income available for distribution and the amount of distributions.

R4 Class Shares C000229450 [Member] | THE E-VALUATOR AGGRESSIVE GROWTH (85%-99%) RMS FUND
Prospectus [Line Items]
Risk [Text Block]

Principal Risks

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s net asset value and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Principal Risks described herein pertain to direct risks of making an investment in the Fund and/or risks of the Underlying Funds.

Management Risk. The Fund is subject to management risk. The Adviser’s investment approach may fail to produce the intended results. If the Adviser’s perception of an Underlying Fund’s value is not realized in the expected time frame, the Fund’s overall performance may suffer.

Growth Risk. If an Underlying Fund adviser’s perceptions of a company’s growth potential are wrong, the securities purchased by that Underlying Fund (and in turn the Fund) may not perform as expected reducing the Underlying Fund’s and the Fund’s return.

Other Investment Company Risk. The Fund will incur higher and duplicative expenses when it invests in Underlying Funds. There is also the risk that the Fund may suffer losses due to the investment practices of the Underlying Funds. When the Fund invests in an underlying mutual fund or ETF, the Fund will be subject to substantially the same risks as those associated with the direct ownership of securities comprising the Underlying Fund or index on which the ETF or index mutual fund is based and the value of the Fund’s investments will fluctuate in response to the performance and risks of the underlying investments or index. Since the Fund invests in other investment companies that invest in equity securities, risks associated with investments in other investment companies will include stock market risk. In addition to the brokerage costs associated with the fund’s purchase and sale of the underlying securities, ETFs and mutual funds incur fees that are separate from those of the Fund. As a result, the Fund’s shareholders will indirectly bear a proportionate share of the operating expenses of the ETFs and mutual funds, in addition to Fund expenses. Because the Fund is not required to hold shares of Underlying Funds for any minimum period, it may be subject to, and may have to pay, short-term redemption fees imposed by the Underlying Funds. ETFs are subject to additional risks such as the fact that the market price of its shares may trade above or below its net asset value or an active market may not develop. The Fund has no control over the investments and related risks taken by the Underlying Funds in which it invests. The Investment Company Act of 1940 (the “1940 Act”) and the rules and regulations adopted under that statute impose conditions on investment companies which invest in other investment companies, and as a result, the Fund is generally restricted on the amount of shares of another investment company to shares amounting to no more than 3% of the outstanding voting shares of such other investment company unless it complies with certain rules.

Closed-End Fund Risk. Closed-end funds may utilize more leverage than other types of investment companies. They can utilize leverage by issuing preferred stocks or debt securities to raise additional capital which can, in turn, be used to buy more securities and leverage its portfolio. Closed-end fund shares may also trade at a discount to their net asset value.

Exchange-Traded Fund Risk. In addition to risks generally associated with investments in investment company securities, ETFs are subject to the following risks that do not apply to traditional mutual funds: (i) an ETF’s shares may trade at a market price that is above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; (iii) the ETF may employ an investment strategy that utilizes high leverage ratios; or (iv) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Inverse and Leveraged ETF Risks. To the extent that the Fund invests in inverse ETFs, the value of the Fund’s investment will decrease when the index underlying the ETF’s benchmark rises, a result that is the opposite from traditional equity or bond funds. The net asset value and market price of leveraged or inverse ETFs are usually more volatile than the value of the tracked index or of other ETFs that do not use leverage. Inverse and leveraged ETFs use investment techniques and financial instruments that may be considered aggressive, including the use of derivative transactions and short selling techniques. Most inverse and leveraged ETFs are designed to achieve their stated objectives on a daily basis. Their performance over long periods of time can differ significantly from the performance or inverse of the performance of the underlying index during the same period of time. This effect can be magnified in volatile markets.

Equity Risk. To the extent the Fund invests in Underlying Funds that invest in equity securities, it is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of an Underlying Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility.

Portfolio Turnover Risk. The Fund’s investment strategy involves active trading and may result in a high portfolio turnover rate. A high portfolio turnover rate can result in correspondingly greater brokerage commission expenses. A high portfolio turnover may result in the distribution to shareholders of additional capital gains for tax purposes, some of which may be taxable at ordinary income rates. These factors may negatively affect performance.

Index Management Risk. To the extent the Fund invests in an Underlying Fund that is intended to track a target index, it is subject to the risk that the Underlying Fund may track its target index less closely. For example, an adviser to the Underlying Fund may select securities that are not fully representative of the index, and the Underlying Fund’s transaction expenses, and the size and timing of its cash flows, may result in the Underlying Fund’s performance being different than that of its index. Additionally, the Underlying Fund will generally reflect the performance of its target index even when the index does not perform well.

Model and Data Risk. The Adviser uses proprietary quantitative-based models in selecting investments for the Fund. Investments selected using a model may perform differently than expected as a result of the factors used in the model, the weight placed on each factor, changes from the factors’ historical trends, and technical issues in the construction and implementation of the model (including, for example, data problems, problems with data supplied by third parties, software issues, or other types of errors). There is no guarantee that the Adviser’s quantitative-based models will perform as expected or result in effective investment decisions for the Fund.

Short Sale Risk. The Fund may engage in short sales. The larger a Fund’s short position, the greater the potential for gain and loss. If a security sold short increases in price, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss, which can be unlimited. To borrow the security, the Fund also may be required to pay a premium, which could increase the cost of the security sold short. In addition, because a Fund’s loss on a short sale arises from increases in the value of the security sold short, such loss is theoretically unlimited.

Small- and Mid-Cap Risk. To the extent the Fund invests in Underlying Funds that invest in small- and mid-capitalization companies, the Fund will be subject to additional risks. Smaller companies may experience greater volatility, higher failure rates, more limited markets, product lines, financial resources, and less management experience than larger companies. Smaller companies may also have a lower trading volume, which may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies.

Passive Investment Risk. The “Core” portion of the Fund’s investment philosophy is devoted to passive management. As such, it invests in Underlying Funds whose securities are representative of a certain benchmark or index regardless of investment merit. The Fund does not attempt to outperform its benchmark or index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to its benchmark or index.

Volatility Risk. Equity securities tend to be more volatile than other investment choices. The value of an individual Underlying Fund can be more volatile than the market as a whole. This volatility affects the value of the Fund’s shares.

Foreign Securities Risk. Underlying Funds in the Fund’s portfolio may invest in foreign securities. Foreign securities are subject to additional risks not typically associated with investments in domestic securities. These risks may include, among others, currency risk, country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), different trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility.

Emerging Markets Securities Risk. To the extent that Underlying Funds invest in issuers located in emerging markets, foreign securities risk may be heightened by political changes, changes in taxation, or currency controls that could adversely affect the values of these investments. Emerging markets have been more volatile than the markets of developed countries with more mature economies.

Fixed Income Securities Risk. To the extent the Fund invests in Underlying Funds that invest in fixed income securities, the Fund will be subject to fixed income securities risks. While fixed income securities normally fluctuate less in price than stocks, there have been extended periods of increases in interest rates that have caused significant declines in fixed income securities prices. The values of fixed income securities may be affected by changes in the credit rating or financial condition of their issuers. Generally, the lower the credit rating of a security, the higher the degree of risk as to the payment of interest and return of principal.

Change in Rating Risk. If a rating agency gives a debt security a lower rating, the value of the debt security will decline because investors will demand a higher rate of return.

Interest Rate Risk. The value of the Fund may fluctuate based upon changes in interest rates and market conditions. As interest rates increase, the value of the Fund’s income-producing investments may go down. For example, bonds tend to decrease in value when interest rates rise. Debt obligations with longer maturities typically offer higher yields, but are subject to greater price movements as a result of interest rate changes than debt obligations with shorter maturities. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from Fund performance.

Duration Risk. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.

Prepayment Risk. The Fund may invest in Underlying Funds that invest in mortgage- and asset-backed securities, which are subject to fluctuations in yield due to prepayment rates that may be faster or slower than expected.

Income Risk. The Fund’s income could decline due to falling market interest rates. In a falling interest rate environment, the Fund may be required to invest in Underlying Funds that invest their assets in lower-yielding securities. Because interest rates vary, it is impossible to predict the income or yield of the Fund for any particular period.

High-Yield Securities (“Junk Bond”) Risk. To the extent that the Fund invests in Underlying Funds that invest in high-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”), the Fund may be subject to greater levels of interest rate and credit risk than funds that do not invest in such securities. Junk bonds are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Underlying Fund’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, an investor may lose its entire investment, which will affect the Fund’s return.

Industry or Sector Focus Risk. To the extent the Underlying Funds in which the Fund invests focus their investments in a particular industry or sector, the Fund’s shares may be more volatile and fluctuate more than shares of a fund investing in a broader range of securities. One reason for dedicating assets to a specific industry or sector is to capitalize on performance momentum due to significant changes in market conditions, economic conditions, geopolitical conditions, etc. Another reason for dedicating assets to a specific industry or sector would be to reduce downside exposure due to a significant change in market conditions, economic conditions, geopolitical conditions, etc.

Derivatives Risk. Underlying Funds in the Fund’s portfolio may use derivative instruments such as put and call options on stocks and stock indices, and index futures contracts and options thereon. There is no guarantee such strategies will work. The value of derivatives may rise or fall more rapidly than other investments. For some derivatives, it is possible to lose more than the amount invested in the derivative. Other risks of investments in derivatives include imperfect correlation between the value of these instruments and the underlying assets; risks of default by the other party to the derivative transactions; risks that the transactions may result in losses that offset gains in portfolio positions; and risks that the derivative transactions may not be liquid. While futures contracts are generally liquid instruments, under certain market conditions they may become illiquid. As a result, the Underlying Fund, may not be able to close out a position in a futures contract at a time that is advantageous. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Underlying Fund’s initial investment in such contracts. The Underlying Fund’s use of derivatives may magnify losses for it and the Fund.

If the Underlying Fund is not successful in employing such instruments in managing its portfolio, its performance will be worse than if it did not invest in such instruments. Successful use by an Underlying fund of options on stock indices, index futures contracts (and options thereon) will be subject to its ability to correctly predict movements in the direction of the securities generally or of a particular market segment. In addition, Underlying Funds will pay commissions and other costs in connection with such investments, which may increase the Fund’s expenses and reduce the return. In utilizing certain derivatives, an Underlying Fund’s losses are potentially unlimited. Derivative instruments may also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses.

Interest rate risk. This is the risk that the market value of bonds owned by the Underlying Funds will fluctuate as interest rates go up and down.

Yield curve risk. This is the risk that there is an adverse shift in market interest rates of fixed income investments held by the Underlying Funds. The risk is associated with either flattening or steepening of the yield curve, which is a result of changing yields among comparable bonds with different maturities. If the yield curve flattens, then the yield spread between long- and short-term interest rates narrows and the price of a bond will change. If the curve steepens, then the spread between the long- and short-term interest rates increases which means long-term bond prices decrease relative to short-term bond prices.

Prepayment risk. This is the risk that the issuers of bonds owned by the Underlying Funds will prepay them at a time when interest rates have declined, any proceeds may have to be invested in bonds with lower interest rates, which can reduce the returns.

Liquidity risk. This is the risk that assets held by the Underlying Funds may not be liquid.

Credit risk. This is the risk that an issuer of a bond held by the Underlying Funds may default.

Market risk. This is the risk that the value of a security or portfolio of securities will change in value due to a change in general market sentiment or market expectations.

Inflation risk. This is the risk that the value of assets or income will decrease as inflation shrinks the purchasing power of a particular currency.

Commodity Risk. Investing in commodities may subject an Underlying Fund to greater volatility than investments in traditional securities. The commodities markets have experienced periods of extreme volatility and future market conditions may result in rapid and substantial valuation increases and decreases. The value of commodities and commodity contracts may be affected by a variety of factors, including global supply and demand, changes in interest rates, commodity index volatility, and factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargos, government regulation, tariffs and taxes, world events and economic, political and regulatory developments. Certain commodities or natural resources may be produced in a limited number of countries and may be controlled by a small number of producers. Political, economic and supply-related events in such countries could have a significant impact on the value of such commodities.

RIC Qualification Risk. To qualify for treatment as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”), the Fund must meet certain income source, asset diversification and annual distribution requirements. Among other means of not satisfying the qualifications to be treated as a RIC, the Fund’s investments in certain ETFs that invest in or hold physical commodities could cause the Fund to fail the income source component of the RIC requirements. If, in any year, the Fund fails to qualify as a RIC for any reason and does not use a “cure” provision, the Fund would be taxed as an ordinary corporation and would become (or remain) subject to corporate income tax. The resulting corporate taxes could substantially reduce the Fund’s net assets, the amount of income available for distribution and the amount of distributions.